                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3178

                          RIVERSOURCE BOND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
FLOATING RATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE FLOATING RATE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME AND,
AS A SECONDARY OBJECTIVE, PRESERVATION OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   31

Statement of Operations............   32

Statements of Changes in Net
  Assets...........................   33

Financial Highlights...............   35

Notes to Financial Statements......   42

Proxy Voting.......................   59




--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Floating Rate Fund (the Fund) Class A shares increased 10.60%
  (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund underperformed its benchmark, the unmanaged Credit Suisse First
  Boston Leveraged Loan Index, which returned 11.43% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                SINCE
                                                              INCEPTION
                                 6 MONTHS*   1 YEAR  3 YEARS   2/16/06
-----------------------------------------------------------------------
RiverSource Floating Rate Fund
  Class A (excluding sales
  charge)                         +10.60%   +36.96%   +0.45%    +2.14%
-----------------------------------------------------------------------
Credit Suisse First Boston
  Leveraged Loan Index(1)
  (unmanaged)                     +11.43%   +39.44%   +2.01%    +3.30%
-----------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Credit Suisse First Boston (CSFB) Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
2  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 2/16/06)       +10.60%   +36.96%   +0.45%    +2.14%
-----------------------------------------------------------------------
Class B (inception 2/16/06)       +10.05%   +35.94%   -0.31%    +1.37%
-----------------------------------------------------------------------
Class C (inception 2/16/06)       +10.19%   +35.96%   -0.30%    +1.37%
-----------------------------------------------------------------------
Class I (inception 2/16/06)       +10.65%   +37.24%   +0.76%    +2.43%
-----------------------------------------------------------------------
Class R4 (inception 2/16/06)      +10.59%   +36.94%   +0.74%    +2.38%
-----------------------------------------------------------------------
Class R5 (inception 8/1/08)       +10.60%   +37.07%     N/A     +2.94%
-----------------------------------------------------------------------
Class W (inception 12/1/06)       +10.54%   +36.80%   +0.32%    +0.80%
-----------------------------------------------------------------------

With sales charge
-----------------------------------------------------------------------
Class A (inception 2/16/06)        +7.28%   +32.84%   -0.57%    +1.36%
-----------------------------------------------------------------------
Class B (inception 2/16/06)        +5.04%   +30.94%   -1.17%    +0.74%
-----------------------------------------------------------------------
Class C (inception 2/16/06)        +9.19%   +34.96%   -0.30%    +1.37%
-----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4, Class R5 and Class W shares. Class I, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
   X                      LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     3.9 years
--------------------------------------
Weighted average loan and
  bond rating(2)                    B+
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) WEIGHTED AVERAGE LOAN AND BOND RATING represents the average credit quality of the underlying loans and bonds in the portfolio.

RiverSource Floating Rate Fund (the Fund) is designed for investors with an above average risk tolerance. The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall. However, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity will affect the ability of the Fund to purchase or sell floating rate loans and have a negative impact on Fund performance. The floating rate loans and securities in which the Fund invests are lower-rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans of securities. See the Fund's prospectus for information on these and other risk associated with the Fund.


--------------------------------------------------------------------------------
4  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

ASSET ALLOCATION & SECTOR BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------


STOCKS                                      0.1%
------------------------------------------------
Consumer Discretionary                      0.1%
------------------------------------------------
Information Technology                       --%
------------------------------------------------
BONDS                                       5.3%
------------------------------------------------
Consumer Discretionary                      1.8%
------------------------------------------------
Consumer Staples                            0.8%
------------------------------------------------
Health Care                                 0.2%
------------------------------------------------
Industrials                                 0.2%
------------------------------------------------
Materials                                   1.1%
------------------------------------------------
Telecommunication                           1.2%
------------------------------------------------
SENIOR LOANS                               91.7%
------------------------------------------------
Consumer Discretionary                     24.1%
------------------------------------------------
Consumer Staples                            6.4%
------------------------------------------------
Energy                                      2.8%
------------------------------------------------
Financials                                  0.2%
------------------------------------------------
Health Care                                11.8%
------------------------------------------------
Industrials                                 9.0%
------------------------------------------------
Materials                                  10.7%
------------------------------------------------
Telecommunication                          19.3%
------------------------------------------------
Utilities                                   7.4%
------------------------------------------------
CASH & CASH EQUIVALENTS                     2.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

BBB rating                                  1.6%
------------------------------------------------
BB rating                                  23.1%
------------------------------------------------
B rating                                   58.3%
------------------------------------------------
CCC rating                                 10.7%
------------------------------------------------
C rating                                    4.5%
------------------------------------------------
Non-rated                                   1.8%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities.

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.5% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,106.00        $5.67          1.08%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.55        $5.44          1.08%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,100.50        $9.64          1.84%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.76        $9.25          1.84%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,101.90        $9.59          1.83%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.81        $9.20          1.83%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,106.50        $3.94           .75%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.19        $3.78           .75%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,105.90        $5.51          1.05%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.70        $5.29          1.05%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,106.00        $4.20           .80%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.94        $4.03           .80%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,105.40        $6.30          1.20%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.95        $6.04          1.20%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2010: +10.60% for Class A, +10.05% for Class B, +10.19% for Class C, +10.65% for Class I, +10.59% for Class R4, +10.60% for Class R5 and +10.54% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


SENIOR LOANS (94.2%)(j)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
AEROSPACE & DEFENSE (0.9%)
Spirit AeroSystems Holdings
 Tranche B1 Term Loan
 09-30-13                                  2.00%        $976,498           $958,189
TransDigm
 Term Loan
 06-23-13                                  2.25          800,000            779,504
Wesco Aircraft Hardware
 1st Lien Term Loan
 09-30-13                                  2.49          776,000            746,419
Wesco Aircraft Hardware
 2nd Lien Term Loan
 03-28-14                                  5.99        1,100,000          1,045,000
                                                                     --------------
Total                                                                     3,529,112
-----------------------------------------------------------------------------------

AIRLINES (1.4%)
Delta Air Lines
 2nd Lien Term Loan
 04-30-14                                  3.50        1,779,375          1,530,903
Delta Air Lines
 Tranche B Term Loan
 12-27-13                                  8.75          997,500          1,005,610
United Airlines
 Tranche B Term Loan
 02-01-14                                  2.25        2,142,361          1,732,634
US Airways Group
 Term Loan
 03-21-14                                  2.73        2,080,500          1,551,013
                                                                     --------------
Total                                                                     5,820,160
-----------------------------------------------------------------------------------

AUTOMOTIVE (3.2%)
Allison Transmission
 Term Loan
 08-04-10                          2.99 -- 3.03        1,000,000            918,060
Cooper-Standard Automotive
 Debtor In Possession
 Tranche A Term Loan
 08-04-10                                  8.00        1,039,286(h)       1,039,286
Cooper-Standard Automotive
 Debtor In Possession
 Tranche B Term Loan
 08-04-10                                  8.00          692,857(h)         692,857
Cooper-Standard Automotive
 Debtor In Possession
 Tranche C Term Loan
 08-04-10                          8.00 -- 8.25          346,429(h)         346,429
DaimlerChrysler Financial Services Americas LLC
 1st Lien Term Loan
 08-03-12                          4.25 -- 6.25        1,298,223          1,274,609
Delphi Holdings
 Tranche A Term Loan
 10-06-14                                  6.00            1,553              1,367
Delphi Holdings
 Tranche B Term Loan
 10-06-14                                  6.00           15,733             13,373
Ford Motor
 Tranche B1 Term Loan
 12-15-13                          3.24 -- 3.26        1,984,695          1,857,892
Goodyear Engineered Product
 Delayed Draw Term Loan
 07-31-14                                  2.74          147,000            122,194
Goodyear Engineered Product
 Term Loan
 07-31-14                                  2.74        1,026,375            853,174
Goodyear Tire & Rubber
 2nd Lien Term Loan
 04-30-14                                  2.34        1,670,000          1,549,443
Metaldyne LLC
 2nd Lien Term Loan
 10-16-14                                  5.59          126,736            104,557
Motorsports Aftermarket
 Tranche B Term Loan
 11-29-13                                  2.75        1,198,774            851,130
Oshkosh Truck
 Tranche B Term Loan
 12-06-13                                  6.26          918,894            920,851


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                     RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
AUTOMOTIVE (CONT.)
Plastech Engineered Products
 1st Lien Term Loan
 02-13-13                                  5.50%        $237,286(b,i,n)     $35,593
Visteon
 Term Loan
 06-13-13                                  5.25        1,250,000(b,i)     1,357,425
 12-13-13                                  5.25        1,125,000(b,i)     1,227,656
                                                                     --------------
Total                                                                    13,165,896
-----------------------------------------------------------------------------------

BROKERAGE (0.2%)
Nuveen Investments
 1st Lien Term Loan
 11-13-14                          3.25 -- 3.32          910,704            799,425
-----------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
HD Supply
 Term Loan
 08-30-12                                  1.48          994,911            952,627
Springs Window Fashions LLC
 Tranche B Term Loan
 12-31-12                                  3.06        1,055,226            954,979
                                                                     --------------
Total                                                                     1,907,606
-----------------------------------------------------------------------------------

CHEMICALS (6.1%)
Ashland
 Tranche B Term Loan
 05-13-14                                  7.65          500,648            506,185
Brenntag Holding
 2nd Lien Term Loan
 TBD                                        TBD          875,000(c,f,k)     853,676
Brenntag Holding
 Acquisition Term Loan
 01-20-14                          2.00 -- 2.14          139,127(c)         131,475
Brenntag Holding
 Tranche B2 Term Loan
 01-20-14                          1.98 -- 2.00          569,812(c)         553,003
Celanese US Holdings LLC
 Credit Linked Deposit
 04-02-14                          0.23 -- 1.75        2,347,874          2,256,612
Celanese US Holdings LLC
 Term Loan
 04-02-14                                  2.00          992,347            953,774
Cognis
 Tranche C Term Loan
 09-15-13                                  2.25        2,050,000(c)       1,951,600
Hexion Specialty Chemicals
 Tranche C1 Term Loan
 05-05-13                                  2.56        2,527,855          2,393,247
Hexion Specialty Chemicals
 Tranche C2 Term Loan
 05-05-13                                  2.56          641,769            607,595
Huntsman Intl LLC
 Tranche B Term Loan
 04-21-14                          1.99 -- 2.00          990,911            942,981
Huntsman Intl LLC
 Tranche C Term Loan
 06-30-16                          2.48 -- 2.49        2,925,000          2,789,719
Ineos US Finance LLC
 Tranche A4 Term Loan
 12-17-12                                  7.00        1,289,465          1,199,202
ISP Chemco LLC
 Term Loan
 06-04-14                                  2.00          992,366            948,206
Kraton Polymers LLC
 Term Loan
 05-12-13                                  2.25          205,155            195,923
Lyondell Chemical
 Debtor In Possession
 Term Loan
 04-06-10                          5.79 -- 6.56          520,553(h)         545,133
 TBD                                        TBD          173,806(f,h,k,l)   180,860
 04-06-10                         1.50 -- 13.00          347,774(h)         361,886
Lyondell Chemical
 Tranche B2 Term Loan
 TBD                                        TBD        3,000,000(f,k)     2,169,390
 12-22-14                                  7.00        1,410,997          1,020,335
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                                  2.50        1,157,307          1,086,908
Millenium Chemicals
 2nd Lien Term Loan
 11-15-14                                  6.00        1,100,000            924,000
Nalco
 Term Loan
 05-13-16                                  6.50          393,000            397,716


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
CHEMICALS (CONT.)
PQ
 1st Lien Term Loan
 07-30-14                          3.49 -- 3.50%      $1,036,483           $960,042
Univar
 Tranche B Term Loan
 10-10-14                                  3.23        1,183,167          1,107,243
                                                                     --------------
Total                                                                    25,036,711
-----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Flowserve
 Term Loan
 08-10-12                                  1.81        1,197,441          1,177,982
Manitowoc
 Tranche B Term Loan
 11-06-14                                  7.50          607,250            603,127
NACCO Materials Handling Group
 Term Loan
 03-21-13                          2.23 -- 2.52          965,000            779,238
Xerium Technologies
 Tranche B Term Loan
 05-18-12                                  6.75        1,151,902(c)       1,040,547
                                                                     --------------
Total                                                                     3,600,894
-----------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.8%)
ServiceMaster
 Delayed Draw Term Loan
 07-24-14                                  2.74          134,812            123,993
ServiceMaster
 Term Loan
 07-24-14                          2.73 -- 2.76        1,353,738          1,245,101
West Corp
 Tranche B2 Term Loan
 10-24-13                          2.61 -- 2.62          404,639            388,061
West Corp
 Tranche B3 Term Loan
 10-24-13                                  7.25          748,096            753,707
West Corp
 Tranche B4 Term Loan
 07-15-16                          4.11 -- 4.12          587,728            584,054
                                                                     --------------
Total                                                                     3,094,916
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.1%)
Amscan Holdings
 Term Loan
 05-27-13                                  2.50        2,262,281          2,103,922
Central Garden & Pet
 Tranche B Term Loan
 09-30-12                                  1.74          644,842            607,441
Chattem
 Term Loan
 01-02-13                                  1.98          501,458            498,324
Fender Musical Instruments
 Delayed Draw Term Loan
 06-09-14                                  2.51          804,828            688,128
Fender Musical Instruments
 Term Loan
 06-09-14                                  2.51        1,593,314          1,362,283
Jarden
 Tranche B1 Term Loan
 01-24-12                                  2.00            2,342              2,323
Jarden
 Tranche B4 Term Loan
 01-26-15                                  3.50        2,536,692          2,533,496
Spectrum Brands
 Letter of Credit
 06-30-12                                  6.50          358,054            356,561
Spectrum Brands
 Tranche B Term Loan
 06-30-12                          8.00 -- 8.75        1,700,878          1,693,785
Visant
 Tranche C Term Loan
 12-21-11                                  2.23        1,944,846          1,912,756
Weight Watchers Intl
 Tranche B Term Loan
 01-26-14                                  1.81        1,076,898          1,046,616
                                                                     --------------
Total                                                                    12,805,635
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (3.6%)
Clarke American
 Tranche B Term Loan
 06-30-14                          2.73 -- 2.75          994,898            866,805
Contech Construction Products
 Term Loan
 01-31-13                                  2.24        2,100,724          1,899,411


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
DIVERSIFIED MANUFACTURING (CONT.)
Generac Acquisition
 1st Lien Term Loan
 11-10-13                                  2.75%        $872,151           $806,016
Generac Acquisition
 2nd Lien Term Loan
 05-10-14                                  6.25          650,000            588,900
GPX Intl Tire
 Pay-in-Kind
 Term Loan
 03-30-12                                 14.00            9,279(m)           4,640
GPX Intl Tire
 Tranche B Term Loan
 03-30-12                                 12.25          570,282(n)         285,141
Hillman Group
 Tranche B2 Term Loan
 03-30-12                                  4.77        1,500,915          1,489,658
Mueller Water Products
 Tranche B Term Loan
 05-24-14                          5.24 -- 5.25          640,759            633,282
New Customer Service
 Term Loan
 05-22-14                                  2.73        1,770,205          1,697,184
Rexnord LLC/RBS Global
 Tranche B1 Term Loan
 07-19-13                          2.75 -- 4.75        1,448,361          1,361,908
RSC Holding III
 2nd Lien Term Loan
 11-30-13                                  3.76        1,365,375          1,279,192
Sensus Metering Systems
 Tranche B3 Term Loan
 06-03-13                                  7.00        2,480,737          2,480,738
WireCo WorldGroup
 Term Loan
 02-10-14                                  2.50        1,557,371          1,362,700
                                                                     --------------
Total                                                                    14,755,575
-----------------------------------------------------------------------------------

ELECTRIC (6.3%)
AES
 Term Loan
 08-10-11                          3.25 -- 3.33          232,143            229,473
Bicent Power LLC
 Tranche B 1st Lien Term Loan
 06-30-14                                  2.26           79,775             73,293
Calpine
 Term Loan
 03-29-14                                  3.14        3,770,683          3,557,715
Coleto Creek Power LP
 1st Lien Synthetic Letter of Credit
 06-28-13                          0.15 -- 2.85        1,000,000            910,000
Coleto Creek Power LP
 2nd Lien Term Loan
 06-28-13                                  4.23        1,691,132          1,307,803
Covanta Energy
 Letter of Credit
 02-10-14                          0.15 -- 1.50          331,533            320,592
Covanta Energy
 Term Loan
 02-10-14                                  1.75          654,906            633,294
Dynegy Holdings
 Letter of Credit
 04-02-13                                  3.99        2,663,993          2,595,875
FirstLight Power Resources
 2nd Lien Term Loan
 05-01-14                                  4.81        1,396,000          1,277,340
FirstLight Power Resources
 Synthetic Letter of Credit
 11-01-13                          0.16 -- 2.65          110,569            103,797
FirstLight Power Resources
 Tranche B 1st Lien Term Loan
 11-01-13                                  2.75        1,200,995          1,127,434
NRG Energy
 Credit Linked Deposit
 02-01-13                          0.15 -- 1.85        1,900,892          1,840,937
NRG Energy
 Term Loan
 02-01-13                          1.98 -- 2.00          919,802            890,791
RRI Energy
 Letter of Credit
 TBD                                        TBD          825,000(f,k)       781,003
 06-30-14                          0.23 -- 1.75        1,000,000            946,670
Texas Competitive Electric Holdings LLC
 Tranche B2 Term Loan
 TBD                                        TBD          273,601(f,k)       223,887
 10-10-14                          3.73 -- 3.75        5,875,351          4,807,800


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
ELECTRIC (CONT.)
TPF Generation Holdings LLC
 1st Lien Synthetic Letter of Credit
 12-15-13                          0.15 -- 2.10%        $161,594           $155,453
TPF Generation Holdings LLC
 1st Lien Term Loan
 12-15-13                                  2.23          418,181            407,099
TPF Generation Holdings LLC
 2nd Lien Term Loan
 12-15-14                          4.48 -- 4.50        2,525,000          2,234,625
TPF Generation Holdings LLC
 Synthetic Revolver Term Loan
 12-15-11                          0.15 -- 2.10           50,656             47,744
USPF Holdings LLC
 Term Loan
 04-11-14                                  1.98        1,653,321          1,636,787
                                                                     --------------
Total                                                                    26,109,412
-----------------------------------------------------------------------------------

ENTERTAINMENT (4.6%)
24 Hour Fitness Worldwide
 Tranche B Term Loan
 06-08-12                                  2.76          881,679            830,251
AMC Entertainment
 Term Loan
 01-28-13                                  1.73          912,715            889,139
AMF Bowling Worldwide
 Tranche B Term Loan
 06-07-13                                  2.73        1,181,915          1,038,903
Carmike Cinemas
 Term Loan
 TBD                                        TBD        1,900,000(f,k)     1,903,572
Cedar Fair LP
 Term Loan
 08-30-12                                  2.23          193,417            191,725
Cedar Fair LP
 Tranche B Term Loan
 08-30-14                                  4.23          773,863            769,994
Cinemark USA
 Term Loan
 10-05-13                          1.99 -- 2.03          680,816            667,308
Hit Entertainment
 2nd Lien Term Loan
 02-26-13                                  5.78       11,167,017          6,365,201
Hit Entertainment
 Term Loan
 03-20-12                                  2.53        2,572,030          2,244,894
Metro-Goldwyn-Mayer
 Tranche B Term Loan
 04-09-12                                 20.50          990,986            579,023
Metro-Goldwyn-Mayer
 Tranche B1 Term Loan
 04-09-12                                 20.50        1,776,740(b)       1,038,131
Natl CineMedia LLC
 Term Loan
 02-13-15                                  2.01          875,000            841,461
Regal Cinemas
 Term Loan
 10-27-13                                  4.00          724,793            725,097
Universal City Development Partners
 Term Loan
 11-06-14                                  6.50          950,000            958,313
                                                                     --------------
Total                                                                    19,043,012
-----------------------------------------------------------------------------------

ENVIRONMENTAL (0.6%)
EnviroSolutions Real Property Holdings
 Term Loan
 07-07-12                                 12.00          712,880            525,749
Synagro Technologies
 1st Lien Term Loan
 04-02-14                                  2.23        2,255,414          1,892,676
                                                                     --------------
Total                                                                     2,418,425
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.0%)
Advance Food
 1st Lien Delayed Draw Term Loan
 03-16-14                                  1.99           56,111             53,072
Advance Food
 1st Lien Term Loan
 03-16-14                                  1.99          649,669            614,477
Aramark
 Letter of Credit
 TBD                                        TBD           27,768(f,k)        26,569
 01-26-14                          0.09 -- 2.03          157,130            150,342
Aramark
 Term Loan
 TBD                                        TBD          422,232(f,k)       403,991
 01-26-14                                  2.13        2,389,270          2,286,053


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
FOOD AND BEVERAGE (CONT.)
B&G Foods
 Tranche C Term Loan
 02-26-13                                  2.26%        $621,739           $607,750
Bolthouse Farms
 1st Lien Term Loan
 12-16-12                                  5.50          575,077            565,588
Constellation Brands
 Tranche B Term Loan
 06-05-13                                  1.75        1,155,381          1,141,424
Dean Foods
 Tranche B Term Loan
 04-02-14                          1.62 -- 1.64        1,058,513          1,024,640
Fresh Start Bakeries
 2nd Lien Term Loan
 03-29-14                                  6.00          525,000            467,250
Fresh Start Bakeries
 Tranche B Term Loan
 09-29-13                          2.50 -- 4.50          695,048            674,197
Michael Foods
 Tranche B Term Loan
 05-01-14                          6.50 -- 6.75          710,648            715,978
Pierre Foods
 Term Loan
 09-30-14                                  8.50          427,500            428,569
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                                  2.98        1,984,733          1,881,427
Van Houtte
 Tranche B Term Loan
 07-19-14                                  2.75           87,551             82,298
Van Houtte
 Tranche C Term Loan
 07-19-14                                  2.75           11,939             11,222
Wm Wrigley Jr
 Tranche B1 Term Loan
 12-17-12                                  3.06          550,000            551,298
Wm Wrigley Jr
 Tranche B2 Term Loan
 10-06-14                                  3.31          725,000            727,712
                                                                     --------------
Total                                                                    12,413,857
-----------------------------------------------------------------------------------

GAMING (3.5%)
Cannery Casino Resorts LLC
 1st Lien Delayed Draw Term Loan
 05-18-13                                  2.48          527,577            461,409
Cannery Casino Resorts LLC
 1st Lien Term Loan
 05-17-13                                  2.48          638,085            558,057
Cannery Casino Resorts LLC
 2nd Lien Term Loan
 05-18-14                                  4.48        1,250,000            918,750
Fontainebleau Las Vegas LLC
 Delayed Draw Term Loan
 06-06-14                                  6.00          619,670(b)         127,032
Fontainebleau Las Vegas LLC
 Term Loan
 06-06-14                                  6.00        1,239,340(b)         254,065
Golden Nugget
 2nd Lien Term Loan
 12-31-14                                  3.51        2,025,000            803,925
Greektown Holdings LLC
 Incremental Tranche B Term Loan
 12-03-12                                  7.00          252,335(b,i)       261,798
Greektown Holdings LLC
 Tranche B Term Loan
 12-03-12                                  0.00          348,951(b,i)       362,036
Green Valley Ranch Gaming LLC
 1st Lien Term Loan
 02-16-14                          2.25 -- 2.28          795,716            531,140
Green Valley Ranch Gaming LLC
 2nd Lien Term Loan
 08-16-14                                  3.50        1,400,000            189,000
Greenwood Racing
 Term Loan
 11-28-11                                  2.48          994,250            961,937
Harrahs Operating
 Tranche B4 Term Loan
 10-31-16                                  9.50        3,025,000          3,067,683
Herbst Gaming
 Tranche B Delayed Draw Term Loan
 12-02-11                                 12.50          801,223            440,673
Herbst Gaming
 Tranche B Term Loan
 12-02-11                                 12.50        1,373,719            755,545


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
GAMING (CONT.)
Penn Natl Gaming
 Tranche B Term Loan
 10-03-12                          1.98 -- 2.03%        $937,914           $921,060
Seminole Tribe of Florida
 Tranche B1 Delayed Draw Term Loan
 03-05-14                                  1.75          200,220            192,045
Seminole Tribe of Florida
 Tranche B2 Delayed Draw Term Loan
 03-05-14                                  1.75          721,538            692,077
Seminole Tribe of Florida
 Tranche B3 Delayed Draw Term Loan
 03-05-14                                  1.75          549,126            526,705
Venetian Casino Resort
 Delayed Draw Term Loan
 05-23-14                                  2.01          387,958            339,870
Venetian Casino Resort
 Tranche B Term Loan
 05-23-14                                  2.01        1,208,345          1,058,570
Venetian Macao
 Tranche B Term Loan
 05-27-13                                  4.76        1,042,909            992,255
                                                                     --------------
Total                                                                    14,415,632
-----------------------------------------------------------------------------------

GAS PIPELINES (0.8%)
Calumet Lubricants LP
 Credit Linked Deposit
 01-03-15                          0.10 -- 4.00          195,402            175,536
Calumet Lubricants LP
 Term Loan
 01-03-15                                  4.27        1,450,804          1,303,301
CGGVeritas
 Tranche B1 Term Loan
 01-12-14                          3.25 -- 3.57          702,000            687,960
Targa Resources
 Term Loan
 07-05-16                                  6.00        1,025,000          1,026,281
                                                                     --------------
Total                                                                     3,193,078
-----------------------------------------------------------------------------------

HEALTH CARE (11.1%)
AGA Medical
 Tranche B Term Loan
 04-28-13                          2.26 -- 2.28          795,797            717,212
Alliance HealthCare Services
 Term Loan
 06-01-16                                  5.50        1,400,000          1,390,550
AMN Healthcare
 Tranche B Term Loan
 12-23-13                                  6.25          725,000            714,125
Biomet
 Term Loan
 03-25-15                          3.23 -- 3.25        2,238,698          2,180,581
Capella Healthcare
 1st Lien Term Loan
 02-28-15                                  5.75        1,105,313          1,094,259
Carestream Health
 1st Lien Term Loan
 04-30-13                                  2.23        2,018,208          1,905,532
Carestream Health
 2nd Lien Term Loan
 10-30-13                                  5.48        1,000,000            866,590
Caris Diagnostics
 Term Loan
 TBD                                        TBD          900,000(f,k)       886,500
CHG Healthcare Services
 1st Lien Synthetic Letter of Credit
 12-20-12                          0.13 -- 2.63          155,000            139,500
CHG Healthcare Services
 2nd Lien Term Loan
 12-20-13                                  6.23          525,000            472,500
CHG Healthcare Services
 Term Loan
 12-20-12                                  2.73          467,713            434,973
Community Health Systems
 Delayed Draw Term Loan
 07-25-14                                  2.51          199,115            188,497
Community Health Systems
 Term Loan
 07-25-14                                  2.51        3,895,675          3,676,660
DaVita
 Tranche B1 Term Loan
 10-05-12                          1.74 -- 1.76        2,000,000          1,953,120
Emdeon Business Services LLC
 1st Lien Term Loan
 11-18-13                                  2.26        1,704,512          1,661,899


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
HEALTH CARE (CONT.)
Emdeon Business Services LLC
 2nd Lien Term Loan
 05-16-14                                  5.26%        $975,000           $949,816
Hanger Orthopedic Group
 Tranche B Term Loan
 05-26-13                                  2.24        1,206,250          1,167,047
HCA
 Tranche B1 Term Loan
 11-18-13                                  2.50        4,479,483          4,260,571
Health Management Associates
 Tranche B Term Loan
 02-28-14                                  2.00        3,272,514          3,097,729
Healthcare Partners LLC
 Term Loan
 10-31-13                                  2.00          675,600            646,887
Healthsouth
 Tranche 1 Term Loan
 03-10-13                                  2.51          272,148            263,984
Healthsouth
 Tranche 2 Term Loan
 03-15-14                                  4.01          223,990            222,870
IASIS Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                                  2.23          859,853            819,724
IASIS Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                          0.13 -- 2.10          226,460            215,891
IASIS Healthcare LLC
 Term Loan
 03-14-14                                  2.23        2,484,869          2,368,900
Inverness Medical
 1st Lien Term Loan
 06-26-14                          2.23 -- 2.25          924,575            882,637
Inverness Medical
 2nd Lien Term Loan
 06-26-15                                  4.48          500,000            482,500
LifePoint Hospitals
 Tranche B Term Loan
 04-16-12                                  1.89        2,372,278          2,317,431
Natl Mentor Holdings
 Letter of Credit
 06-29-13                          0.09 -- 2.15          423,443            383,923
Natl Mentor Holdings
 Tranche B Term Loan
 06-29-13                                  2.26        1,500,573          1,360,524
ReAble Therapeutics Finance LLC
 Term Loan
 05-20-14                                  3.23          895,893            865,657
Royalty Pharma Finance Trust
 Tranche B Term Loan
 04-16-13                                  2.50        1,317,492          1,294,436
Select Medical
 Tranche B Term Loan
 02-24-12                                  2.27          865,371            833,785
Select Medical
 Tranche B1 Term Loan
 08-22-14                                  4.02          850,000            830,875
Skilled Healthcare Group
 1st Lien Term Loan
 06-15-12                          2.23 -- 2.25          383,920            364,082
Vanguard Health Holding II LLC
 Incremental Term Loan
 TBD                                        TBD        3,050,000(f,k)     3,019,500
Vanguard Health Systems
 Term Loan
 09-23-11                                  2.54          583,632            582,902
                                                                     --------------
Total                                                                    45,514,169
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (0.2%)
Rhodes Companies LLC
 Pay-in-Kind
 1st Lien Term Loan
 11-21-10                         4.00 -- 11.75          371,114(b,i,m)      59,378
Standard Pacific
 Tranche B Term Loan
 05-05-13                                  2.02          855,000            731,025
                                                                     --------------
Total                                                                       790,403
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.0%)
Riverside Energy Center
 Term Loan
 06-24-11                                  4.50        1,809,732          1,800,684
Rocky Mountain Energy Center LLC
 Credit Linked Deposit
 06-24-11                          0.15 -- 4.35          179,534            178,636


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
INDEPENDENT ENERGY (CONT.)
Rocky Mountain Energy Center LLC
 Term Loan
 06-24-11                                  4.50%        $704,305           $700,784
Venoco
 2nd Lien Term Loan
 TBD                                        TBD        1,275,000(f,k)     1,172,210
 05-07-14                                  4.25          389,104            357,734
                                                                     --------------
Total                                                                     4,210,048
-----------------------------------------------------------------------------------

MEDIA CABLE (5.2%)
Bresnan Communications LLC
 Tranche B 1st Lien Term Loan
 09-29-13                          2.24 -- 2.25          496,250            481,055
Cequel Communications LLC
 Term Loan
 11-05-13                          2.25 -- 4.25        1,496,798          1,424,203
Cequel Communications LLC
 Tranche A 2nd Lien Term Loan
 05-05-14                                  4.75        1,000,000            975,940
Charter Communications Operating LLC
 Term Loan
 TBD                                        TBD        1,246,819(f,k)     1,159,143
 03-06-14                                  2.26        4,465,823          4,151,786
CSC Holdings
 Incremental B2 Term Loan
 03-29-16                          2.00 -- 2.05        1,784,773          1,753,950
Discovery Communications Holding LLC
 Tranche B Term Loan
 05-14-14                                  2.25          987,329            978,996
Discovery Communications Holding LLC
 Tranche C Term Loan
 05-14-14                                  5.25          620,313            625,610
Insight Midwest Holdings LLC
 Tranche B Term Loan
 04-07-14                                  2.25        1,146,129          1,102,439
MCC Iowa LLC
 Tranche D1 Term Loan
 01-31-15                                  1.96          472,564            445,864
Mediacom Illinois LLC
 Tranche C Term Loan
 01-31-15                                  1.96          472,564            443,875
Mediacom Illinois LLC
 Tranche D Term Loan
 03-31-17                                  5.50        2,219,438          2,224,986
NTL Telewest
 Tranche B10 Term Loan
 09-03-12                                  3.75          313,203(c)         310,854
Telesat
 Term Loan I
 10-31-14                                  3.24        1,930,408(c)       1,890,757
Telesat
 Term Loan II
 10-31-14                                  3.24          165,806(c)         162,400
UPC Broadband Holding
 Tranche T Term Loan
 12-30-16                                  3.93        2,026,712          1,985,752
Wide Open West Finance LLC
 Series A Term Loan
 06-30-14                                  6.73        1,275,000          1,275,000
                                                                     --------------
Total                                                                    21,392,610
-----------------------------------------------------------------------------------

MEDIA NON CABLE (11.2%)
Advanstar Communications
 1st Lien Term Loan
 06-02-14                                  2.50          945,305            698,344
American Media Operations
 Pay-in-Kind
 Term Loan
 01-30-13                         0.00 -- 10.00           13,128(m)          12,406
American Media Operations
 Term Loan
 01-30-13                                 10.00          964,436            911,392
CanWest Mediaworks
 Tranche D Term Loan
 07-10-14                                  4.25          680,059(c)         616,589
Cengage Learning Acquisitions
 Term Loan
 07-03-14                                  2.75        2,262,595          2,003,166
Citadel Broadcasting
 Tranche B Term Loan
 06-12-14                                  1.99        2,031,220          1,635,132
Clear Channel Communications
 Tranche B Term Loan
 01-29-16                                  3.88        3,493,494          2,728,418


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
MEDIA NON CABLE (CONT.)
CMP Susquehanna
 Term Loan
 05-05-13                                  2.25%      $1,073,184           $872,638
Cumulus Media
 Term Loan
 06-11-14                                  4.23        1,384,292          1,213,567
CW Media Holdings
 Tranche B Term Loan
 02-16-15                          3.50 -- 5.50        2,737,000(c)       2,541,989
Emmis Operating
 Tranche B Term Loan
 11-01-13                          4.24 -- 4.25          994,271            825,245
F&W Publications
 2nd Lien Term Loan
 02-05-13                                  6.50        1,300,000(b)          65,000
F&W Publications
 Term Loan
 08-05-12                                  5.21        2,206,845(b)         915,841
GateHouse Media
 Delayed Draw Term Loan
 08-28-14                                  2.24          665,761            326,223
GateHouse Media
 Term Loan
 08-28-14                                  2.24        1,784,239            874,277
 08-28-14                                  2.49        1,975,000            967,750
Gray Television
 Tranche B Term Loan
 12-31-14                                  3.75        1,273,764          1,168,678
HMH Publishing
 Tranche A Term Loan
 06-12-14                                  5.23        1,005,537(c)         843,394
Intelsat Jackson Holdings
 Term Loan
 02-01-14                                  2.73        3,225,000          2,821,874
 02-01-14                                  3.23        1,570,408          1,453,617
Intelsat
 Tranche B2A Term Loan
 01-03-14                                  2.73          333,649            317,050
Intelsat
 Tranche B2B Term Loan
 01-03-14                                  2.73          333,547            316,953
Intelsat
 Tranche B2C Term Loan
 01-03-14                                  2.73          333,547            316,953
Lamar Media
 Series B Incremental Term Loan
 09-28-12                                  5.50          718,750            719,648
Lodgenet Entertainment
 Term Loan
 04-04-14                                  2.26          596,102            542,453
MediaNews Group
 Tranche C Term Loan
 08-02-13                                  4.73          689,537            308,223
Newsday LLC
 Term Loan
 08-01-13                                  6.50        1,450,000          1,453,625
Nielsen Finance LLC
 Tranche A Term Loan
 08-09-13                                  2.23        1,086,786          1,038,217
Nielsen Finance LLC
 Tranche B Term Loan
 05-01-16                                  3.98        2,308,194          2,243,080
Penton Media
 1st Lien Term Loan
 02-01-13                          2.50 -- 2.51          534,875            396,342
Penton Media
 2nd Lien Term Loan
 02-01-14                                  9.25        1,700,000(b)         193,375
Quebecor Media
 Tranche B Term Loan
 01-17-13                                  2.25          902,926            875,838
Reader's Digest Assn
 Euro Term Loan
 03-03-14                                  7.00          105,734             61,986
Reader's Digest Assn
 Revolving Credit Term Loan
 03-02-13                          4.48 -- 6.50          294,831            172,845
Reader's Digest Assn
 Term Loan
 03-03-14                                  4.23        1,187,329            696,071
Revolution Studios
 2nd Lien Term Loan
 06-21-15                                  7.24          525,000            341,250


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
MEDIA NON CABLE (CONT.)
Revolution Studios
 Tranche B Term Loan
 12-21-14                                  3.99%      $1,240,121         $1,147,112
RH Donnelly
 Tranche D2 Term Loan
 06-30-11                                  6.75          682,312            672,077
Sinclair Television Group
 Tranche B Term Loan
 10-29-15                                  6.50        1,925,000          1,937,031
Spanish Broadcasting System
 1st Lien Term Loan
 06-10-12                                  2.01        3,380,941          2,763,920
SuperMedia
 Term Loan
 12-31-15                                 11.00          242,945            226,774
Tribune Company
 Tranche B Term Loan
 06-04-14                                  5.25          587,263(b,i)       366,875
Univision Communications
 Term Loan
 09-29-14                                  2.50        2,000,000          1,727,280
Van Wagner Communications LLC
 Delayed Draw Term Loan
 06-27-13                          3.23 -- 3.25          273,700            191,590
Van Wagner Communications LLC
 Tranche B Term Loan
 06-27-13                          3.23 -- 3.25          386,000            270,200
World Color Press and World Color
 Term Loan
 07-23-12                                  9.00          797,111            805,082
YB LLC
 Tranche B1 Term Loan
 07-31-14                                  3.98        1,331,107          1,030,396
Zuffa LLC
 Incremental Term Loan
 06-19-15                                  7.50          822,938            824,995
Zuffa LLC
 Term Loan
 06-19-15                                  2.31          950,625            895,175
                                                                     --------------
Total                                                                    46,347,956
-----------------------------------------------------------------------------------

METALS (0.9%)
Aleris Intl
 Pay-in-Kind
 Debtor In Possession
 Term Loan
 02-13-10                         0.00 -- 12.50          572,756(h,m)       310,245
Aleris Intl
 Debtor In Possession
 Term Loan
 TBD                                        TBD          253,529(f,k,l)     257,174
 02-15-10                         0.00 -- 13.00          232,221(l)         235,561
Aleris Intl
 Tranche B1 Term Loan
 12-19-13                                  4.25          264,734(b,h)         9,266
Aleris Intl
 Tranche C1 Term Loan
 12-19-13                                  4.25          367,171            282,722
John Maneely
 Term Loan
 12-09-13                                  3.50          635,000            605,828
Noranda Aluminum Acquisition
 Tranche B Term Loan
 05-18-14                                  2.23          534,978            457,941
Novelis
 Term Loan
 TBD                                        TBD          105,000(c,f,k)      99,449
 07-06-14                                  2.29          525,586(c)         497,798
 TBD                                        TBD           45,000(f,k)        42,621
 07-06-14                             2.29-2.60        1,156,334          1,095,198
                                                                     --------------
Total                                                                     3,893,803
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.8%)
Dresser
 2nd Lien Term Loan
 TBD                                        TBD        1,075,000(f,k)     1,012,037
 05-04-15                          5.99 -- 6.02          500,000            470,715
Dresser
 Tranche B Term Loan
 05-04-14                                  2.52        1,675,676          1,608,650
                                                                     --------------
Total                                                                     3,091,402
-----------------------------------------------------------------------------------

OTHER INDUSTRY (1.4%)
Alliance Laundry Systems LLC
 Term Loan
 01-27-12                                  2.74        1,764,842          1,707,484


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
OTHER INDUSTRY (CONT.)
ATI Acquisition
 Term Loan
 12-30-15                                 13.25%        $500,000           $491,250
ATI Schools
 Tranche B Term Loan
 12-30-14                                  8.25          725,000            705,063
Baldor Electric
 Term Loan
 01-31-14                                  5.25          891,699            892,538
Blount Extending Term Loan
 02-09-12                          5.50 -- 5.75          406,824            406,316
Education Management LLC
 Tranche C Term Loan
 06-03-13                                  2.06          334,613            319,890
TriMas
 Tranche B Term Loan
 02-28-12                                  6.00          938,663            905,809
TriMas
 Tranche B1 Term Loan
 08-02-11                                  6.00          360,476            347,859
                                                                     --------------
Total                                                                     5,776,209
-----------------------------------------------------------------------------------

OTHER UTILITY (0.5%)
BRSP LLC
 Term Loan
 06-04-14                                  7.50        1,953,519          1,916,891
-----------------------------------------------------------------------------------

PACKAGING (2.5%)
Berry Plastics Holding
 Tranche C Term Loan
 04-03-15                                  2.25        2,474,555          2,228,138
BWay
 Tranche B Term Loan
 07-17-13                                  2.06          978,539            917,381
Consolidated Container LLC
 1st Lien Term Loan
 03-28-14                                  2.50        1,293,179          1,182,186
Crown Americas LLC
 Tranche B Term Loan
 11-15-12                                  1.98          672,000            658,143
Graham Packaging LP
 Tranche B Term Loan
 10-07-11                                  2.50          100,764             99,643
Graham Packaging LP
 Tranche C Term Loan
 04-05-14                                  6.75        1,008,477          1,015,406
Graphic Packaging Intl
 Incremental Term Loan
 05-16-14                                  3.00          964,754            949,067
Reynolds Group Holdings
 Term Loan
 11-05-15                                  6.25          875,000            884,188
Sabic Innovative Plastics Holding LP
 Tranche B Term Loan
 08-29-14                                  2.73        1,769,287          1,713,254
SCA Packaging
 2nd Lien Term Loan
 03-08-15                                  5.76          850,000            603,500
                                                                     --------------
Total                                                                    10,250,906
-----------------------------------------------------------------------------------

PAPER (1.0%)
Georgia-Pacific LLC
 Tranche B Term Loan
 12-21-12                          2.25 -- 2.26        1,628,065          1,591,842
Georgia-Pacific LLC
 Tranche C Term Loan
 12-23-14                          3.48 -- 3.51        1,009,111          1,007,587
Smurfit-Stone Container Enterprises
 Term Loan
 11-01-09                          0.01 -- 4.50          632,155            625,606
 11-02-09                          0.20 -- 5.00          209,820            207,646
 11-01-10                                  4.50          126,977            125,662
Smurfit-Stone Container Enterprises
 Tranche B Term Loan
 11-01-11                                  2.50          144,504            143,007
Smurfit-Stone Container Enterprises
 Tranche C Term Loan
 11-01-11                                  2.50          272,366            269,544
Smurfit-Stone Container Enterprises
 Tranche C1 Term Loan
 11-01-11                                  2.50           82,348             81,495
                                                                     --------------
Total                                                                     4,052,389
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Catalent Pharma Solutions
 Term Loan
 04-10-14                                  2.48        1,398,827          1,256,608


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
PHARMACEUTICALS (CONT.)
Mylan
 Tranche B Term Loan
 10-02-14                          3.50 -- 3.56%      $1,959,184         $1,933,460
Warner Chilcott LLC
 Tranche B2 Term Loan
 04-30-15                                  5.75          363,559(c)         364,385
Warner Chilcott
 Term Loan
 04-30-15                                  5.75          300,000(c)         300,681
Warner Chilcott
 Tranche A Term Loan
 10-30-14                                  5.50          330,508(c)         331,259
Warner Chilcott
 Tranche B1 Term Loan
 04-30-15                                  5.75          165,254(c)         165,629
                                                                     --------------
Total                                                                     4,352,022
-----------------------------------------------------------------------------------

REFINING (1.1%)
Alon USA Energy
 Term Loan
 08-05-13                                  2.48          160,833            131,951
 08-05-13                          2.48 -- 2.51        1,286,667          1,055,607
Big West Oil LLC
 Delayed Draw Term Loan
 05-15-14                                  4.50          826,861            802,055
Big West Oil LLC
 Term Loan
 05-15-14                                  4.50          657,731            637,999
Western Refining
 Term Loan
 05-30-14                                 10.75        1,315,950          1,231,071
Wynnewood Refining
 Term Loan
 09-30-14                                  9.75          755,625(n)         680,063
                                                                     --------------
Total                                                                     4,538,746
-----------------------------------------------------------------------------------

RESTAURANTS (0.6%)
Arby's Restaurant Group
 Term Loan
 07-25-12                                  7.25          775,345            780,432
Buffets
 2nd Lien Letter of Credit
 05-01-13                          0.15 -- 9.50          137,785            112,899
Buffets
 2nd Lien Term Loan
 05-01-13                                 17.50          676,998            554,718
Dennys
 Credit Linked Deposit
 03-31-12                          0.23 -- 2.00          145,000            139,200
Dennys
 Term Loan
 03-31-12                          2.25 -- 2.56          386,667            371,200
OSI Restaurant Partners LLC
 Term Loan
 06-14-13                          0.07 -- 2.56           60,732             54,659
 06-14-14                          2.56 -- 4.50          705,454            634,908
                                                                     --------------
Total                                                                     2,648,016
-----------------------------------------------------------------------------------

RETAILERS (5.4%)
Claire's Stores
 Tranche B Term Loan
 05-29-14                                  3.00          992,366            807,538
David's Bridal
 Term Loan
 01-31-14                          2.23 -- 2.25          439,308            412,949
Dollar General
 Tranche B1 Term Loan
 07-07-14                          2.98 -- 5.00          853,696            830,620
General Nutrition Centers
 Term Loan
 09-16-13                          2.49 -- 2.53        2,547,432          2,432,798
Gregg Appliances
 Term Loan
 07-25-13                                  2.24          686,407            652,087
Jetro Holdings
 Term Loan
 07-02-14                          2.49 -- 2.51          480,645            463,823
Michaels Stores
 Tranche B1 Term Loan
 10-31-13                          2.50 -- 2.56          423,019            380,244
Michaels Stores
 Tranche B2 Term Loan
 07-31-16                          4.75 -- 4.81          569,288            540,892
Neiman Marcus Group
 Term Loan
 04-06-13                                  2.26        1,475,430          1,341,063


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
RETAILERS (CONT.)
Orchard Supply Hardware LLC
 Term Loan
 12-21-13                                  3.00%      $1,579,500         $1,382,063
Pantry
 Delayed Draw Term Loan
 TBD                                        TBD          223,549(f,k)       212,931
Pantry
 Term Loan
 TBD                                        TBD          776,451(f,k)       739,569
Pep Boys-Manny Moe & Jack
 Term Loan
 10-27-13                                  2.26        1,062,681            978,995
PETCO Animal Supplies
 Term Loan
 10-26-13                          2.48 -- 2.50          758,783            740,952
Pilot Travel Centers LLC
 Tranche B Term Loan
 TBD                                        TBD        1,150,000(f,k)     1,158,625
QVC
 Tranche 6J Term Loan
 03-30-14                                  5.75        1,006,661          1,008,342
Rent-A-Center
 Tranche B Term Loan
 06-30-12                          1.99 -- 2.01           29,067             28,341
 03-31-15                                  3.26          522,212            514,379
Rite Aid
 Tranche 4 Term Loan
 06-10-15                                  9.50        2,550,000          2,650,929
Sally Holdings LLC
 Tranche B Term Loan
 11-16-13                                  2.48        1,458,423          1,419,614
Sports Authority
 Term Loan
 05-03-13                                  2.50        3,160,994          2,694,746
Yankee Candle
 Term Loan
 02-06-14                                  2.24          968,809            934,019
                                                                     --------------
Total                                                                    22,325,519
-----------------------------------------------------------------------------------

SUPERMARKETS (0.4%)
Supervalu
 Advance A Term Loan
 TBD                                        TBD          375,000(f,k)       368,595
Supervalu
 Tranche B Term Loan
 06-02-12                                  1.48        1,349,332          1,314,087
                                                                     --------------
Total                                                                     1,682,682
-----------------------------------------------------------------------------------

TECHNOLOGY (4.8%)
Acxiom
 Tranche 2 Term Loan
 03-15-15                                  3.25          485,875            488,304
Affiliated Computer Services
 Term Loan
 03-20-13                                  2.23        2,348,536          2,333,130
Asurion
 1st Lien Term Loan
 07-03-14                          3.23 -- 3.27        1,446,375          1,402,579
Asurion
 2nd Lien Term Loan
 07-03-15                                  6.73          400,000            391,000
Brocade Communications Systems
 Term Loan
 10-07-13                                  7.00          349,718            351,379
CommScope
 Tranche B Term Loan
 12-26-14                          2.73 -- 2.75          499,206            489,222
Fidelity Natl Information Services
 Tranche C Term Loan
 01-18-12                                  4.48          281,326            282,029
First Data
 Tranche B2 Term Loan
 09-24-14                                  3.00        1,042,005            900,595
Freescale Semiconductor
 Term Loan
 11-29-13                                  1.98        1,656,940          1,487,319
Infor Enterprise Solutions Holdings
 2nd Lien Term Loan
 03-02-14                                  6.48          600,000            481,878
Infor Enterprise Solutions Holdings
 Delayed Draw Term Loan
 07-30-12                                  3.99          331,714            307,731


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
TECHNOLOGY (CONT.)
Infor Enterprise Solutions Holdings
 Term Loan
 07-30-12                                  3.99%        $635,786           $589,818
Information Resources
 Term Loan
 05-16-14                          1.98 -- 4.00          464,717            442,643
InfoUSA
 Term Loan
 02-14-12                                  2.01          814,739            787,242
Lender Processing Services
 Tranche B Term Loan
 07-01-14                                  2.73        1,649,825          1,645,700
Metavante
 Term Loan
 11-03-14                          3.48 -- 3.50        1,026,455          1,027,738
Sabre
 Term Loan
 TBD                                        TBD        1,275,000(f,k)     1,140,488
 09-30-14                          2.48 -- 2.50        1,166,169          1,043,138
Sensata Technologies
 Term Loan
 04-27-13                          1.99 -- 2.00          946,409            857,484
SunGard Data Systems
 Incremental Term Loan
 02-28-14                                  6.75          743,131            747,620
SunGard Data Systems
 Tranche B Term Loan
 02-28-16                          3.87 -- 3.90        1,488,491          1,460,582
Verint Systems
 Term Loan
 05-25-14                                  3.49        1,071,998          1,005,888
                                                                     --------------
Total                                                                    19,663,507
-----------------------------------------------------------------------------------

TEXTILE (1.2%)
Hanesbrands
 Term Loan
 12-10-15                                  5.25        1,150,000          1,161,144
Levi Strauss & Co
 Term Loan
 03-27-14                                  2.48        2,202,000          2,025,839
St. John Knits Intl
 Term Loan
 03-23-12                                  9.25        1,745,443          1,570,899
William Carter
 Term Loan
 07-14-12                          1.73 -- 1.75          373,290            366,757
                                                                     --------------
Total                                                                     5,124,639
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Hertz
 Letter of Credit
 TBD                                        TBD          287,522(f,k)       278,986
 12-21-12                          0.25 -- 1.75          303,644            294,628
Hertz
 Tranche B Term Loan
 TBD                                        TBD        1,562,478(f,k)     1,516,088
                                                                     --------------
Total                                                                     2,089,702
-----------------------------------------------------------------------------------

WIRELESS (2.5%)
Cellular South
 Delayed Draw Term Loan
 05-29-14                          2.00 -- 4.00          336,193            322,746
Cellular South
 Term Loan
 05-29-14                          2.00 -- 4.00          988,307            948,775
Crown Castle Operating
 Tranche B Term Loan
 03-06-14                                  1.73        1,227,904          1,202,143
Hawaiian Telecom Communications
 Tranche C Term Loan
 05-30-14                                  4.75          906,164            656,969
MetroPCS Wireless
 Tranche B Term Loan
 11-03-13                                  2.50        2,551,803          2,466,368
Ntelos
 Tranche B Term Loan
 08-07-15                                  5.75        1,346,625          1,357,290
Trilogy Intl Partners LLC
 Term Loan
 06-29-12                                  3.75        4,000,000          3,319,999
                                                                     --------------
Total                                                                    10,274,290
-----------------------------------------------------------------------------------

WIRELINES (1.3%)
Alaska Communications Systems Holdings
 Term Loan
 02-01-12                                  2.00        1,067,875          1,032,283


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

SENIOR LOANS (CONTINUED)
                                     COUPON           PRINCIPAL
BORROWER                              RATE             AMOUNT              VALUE(a)
WIRELINES (CONT.)
Cincinnati Bell
 Term Loan
 08-31-12                          1.73 -- 1.75%        $875,000           $844,743
Iowa Telecommunications Services
 Tranche B Term Loan
 11-23-11                          1.99 -- 2.01        1,000,000            992,000
Time Warner Telecom Holdings
 Tranche B Term Loan
 01-07-13                                  1.99        1,072,783          1,041,103
Windstream
 Tranche B2 Term Loan
 12-17-15                                  3.01        1,408,359          1,396,289
                                                                     --------------
Total                                                                     5,306,418
-----------------------------------------------------------------------------------
TOTAL SENIOR LOANS)
(Cost: $402,781,412)                                                   $387,351,673
-----------------------------------------------------------------------------------



BONDS (5.5%)
                                     COUPON           PRINCIPAL
ISSUER                                RATE             AMOUNT              VALUE(a)
AUTOMOTIVE (--%)
Delphi
 10-06-14                                 12.00%          $1,820             $1,820
-----------------------------------------------------------------------------------

BUILDING MATERIALS (0.5%)
CPG Intl I
 Sr Unsecured
 07-01-12                                  7.18        2,000,000(e)       1,900,000
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Hexion US Finance/Nova Scotia Finance
 Secured
 11-15-14                                  4.77        1,000,000(e)         870,000
INVISTA
 Sr Unsecured
 05-01-12                                  9.25        1,000,000(d)       1,010,000
                                                                     --------------
Total                                                                     1,880,000
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.2%)
ESCO
 12-15-13                                  4.13        1,000,000(d,e)       925,000
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Marquee Holdings
 Sr Disc Nts
 08-15-14                                 12.00        1,000,000            842,500
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Smithfield Foods
 Sr Secured
 07-15-14                                 10.00        2,000,000(d)       2,170,000
-----------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Select Medical Holdings
 Sr Unsecured
 09-15-15                                  6.43        1,000,000(e)         927,500
-----------------------------------------------------------------------------------

LODGING (0.5%)
Felcor Lodging
 Sr Secured
 10-01-14                                 10.00        1,000,000(d)         990,000
Wyndham Worldwide
 Sr Unsecured
 05-01-14                                  9.88        1,000,000          1,134,736
                                                                     --------------
Total                                                                     2,124,736
-----------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Virgin Media Finance
 08-15-16                                  9.50        1,000,000(c)       1,057,500
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
Intelsat Jackson Holdings
 06-15-16                                 11.50        2,000,000(c)       2,129,999
Radio One
 02-15-13                                  6.38          975,000            780,000
                                                                     --------------
Total                                                                     2,909,999
-----------------------------------------------------------------------------------

METALS (0.2%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-15                                  3.88        1,000,000(e)         994,460
-----------------------------------------------------------------------------------

RESTAURANTS (0.7%)
Denny's Holdings
 10-01-12                                 10.00        1,000,000          1,020,000
Seminole Hard Rock Entertainment
 Sr Secured
 03-15-14                                  2.75          675,000(d,e)       595,688


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
24  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                     COUPON           PRINCIPAL
ISSUER                                RATE             AMOUNT              VALUE(a)
RESTAURANTS (CONT.)
Wendy's/Arby's Restaurants LLC
 07-15-16                                 10.00%      $1,000,000         $1,090,000
                                                                     --------------
Total                                                                     2,705,688
-----------------------------------------------------------------------------------

TEXTILE (0.3%)
Levi Strauss & Co
 Sr Unsecured
 01-15-15                                  9.75        1,000,000          1,045,000
-----------------------------------------------------------------------------------

TOBACCO (0.3%)
Alliance One Intl
 Sr Unsecured
 07-15-16                                 10.00        1,000,000(d)       1,060,000
-----------------------------------------------------------------------------------

WIRELESS (0.5%)
Cricket Communications
 07-15-15                                 10.00        1,000,000          1,002,500
iPCS
 Sr Secured
 05-01-13                                  2.37        1,000,000(e)         930,000
                                                                     --------------
Total                                                                     1,932,500
-----------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $21,777,271)                                                     $22,476,703
-----------------------------------------------------------------------------------





COMMON STOCKS (0.1%)
ISSUER                                                 SHARES                VALUE(a)
AUTO COMPONENTS (--%)
Delphi                                                       12(b)           $136,880
Mark IV Inds                                                667(b)             10,005
Plastech Engineered Products B                            6,657(b,g,n)             --
Units Plastech Engineered Products C                      8,198(b,g,n)             --
Total                                                                         146,885
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (--%)
Buffets Restaurants Holdings                             28,786(b)            183,511
-------------------------------------------------------------------------------------

IT SERVICES (0.1%)
Advanstar Communications                                 18,596(b)            185,960
-------------------------------------------------------------------------------------

MEDIA (--%)
Star Tribune                                                471(b)              7,006
SuperMedia                                                1,126(b)             40,885
                                                                      ---------------
Total                                                                          47,891
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $4,080,355)                                                           $564,247
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
MEDIA
Star Tribune
 Warrants                                                 2,617(b,g,n)            $--
-------------------------------------------------------------------------------------

OTHER INDUSTRY
Cumulus Media
 Warrants                                                 2,817(b,n)            6,646
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $1,779,696)                                                             $6,646
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%              11,955,193(o)        $11,955,193
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,955,193)                                                       $11,955,193
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $442,373,927)(p)                                                  $422,354,462
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 3.85% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $6,750,688 or 1.64% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010.

(f) At Jan. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $19,791,649.

(g)  Negligible market value.

(h) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.

(i)  This position is in bankruptcy.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(l) At Jan. 31, 2010, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                       UNFUNDED
     BORROWER                                         COMMITMENT
     -----------------------------------------------------------
     Aleris Intl
       Debtor in Possession                            $479,997
     Lyondell Chemical
       Debtor in Possession                             519,257
     -----------------------------------------------------------
     Total                                             $999,254
     -----------------------------------------------------------


(m) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.


--------------------------------------------------------------------------------
26  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(n)  Identifies issues considered to be illiquid as to their marketability. (see
     Note 2 to the financial statements.) The aggregate value of such securities at Jan. 31, 2010 was $1,007,443, representing 0.24% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     --------------------------------------------------------------------------
     Cumulus Media
       Warrants                                  11-05-09                   $--
     GPX Intl Tire
       12.25% Tranche B Term Loan 2012    04-11-06 thru 09-02-09        555,953
     Plastech Engineered Products
       7.75% 1st Lien Term Loan 2013      02-14-07 thru 05-26-09        102,045
     Plastech Engineered Products B
       Units                                     06-29-09                    --
     Plastech Engineered Products C
       Units                                     06-29-09                    --
     Star Tribune
       Warrants                                  03-09-07             1,779,696
     Wynnewood Refining
       9.75% Term Loan 2014                      10-14-09               676,305


(o) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(p) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $442,374,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $14,991,000
     Unrealized depreciation                          (35,011,000)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(20,020,000)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
28  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                 FAIR VALUE AT JAN. 31, 2010
                              ----------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER          LEVEL 3
                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Senior Loans
  Chemicals                              $--       $24,112,711       $924,000      $25,036,711
  Diversified
    Manufacturing                         --        14,470,434        285,141       14,755,575
  Electric                                --        25,199,412        910,000       26,109,412
  Food and Beverage                       --        11,697,879        715,978       12,413,857
  Metals                                  --         3,611,081        282,722        3,893,803
  Refining                                --         3,858,683        680,063        4,538,746
  Wireless                                --         6,954,290      3,320,000       10,274,290
  All Other Industries                    --       290,329,279             --      290,329,279
Total Senior Loans                        --       380,233,769      7,117,904      387,351,673
----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                            --        22,474,883          1,820       22,476,703
Total Bonds                               --        22,474,883          1,820       22,476,703
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Auto Components                       --           146,885             --          146,885
    IT Services                           --           185,960             --          185,960
    Media                             40,885             7,006             --           47,891
    All Other
     Industries(a)                   183,511                --             --          183,511
  Other
    Other Industry                        --             6,646             --            6,646
----------------------------------------------------------------------------------------------
Total Equity Securities              224,396           346,497             --          570,893
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                       11,955,193                --             --       11,955,193
----------------------------------------------------------------------------------------------
Total Other                       11,955,193                --             --       11,955,193
----------------------------------------------------------------------------------------------
Total                            $12,179,589      $403,055,149     $7,119,724     $422,354,462
----------------------------------------------------------------------------------------------


(a) Industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                      CORPORATE DEBT
                                      SENIOR LOANS      SECURITIES         TOTAL
----------------------------------------------------------------------------------
Balance as of July 31, 2009            $5,265,095            $--        $5,265,095
  Accrued discounts/premiums               53,305            169            53,474
  Realized gain (loss)                      4,330            589             4,919
  Change in unrealized
    appreciation (depreciation)*        1,260,438          1,062         1,261,500
  Net purchases (sales)                   534,736             --           534,736
  Transfers in and/or out of Level
    3                                          --             --                --
----------------------------------------------------------------------------------
Balance as of Jan. 31, 2010            $7,117,904         $1,820        $7,119,724
----------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $1,250,367, which is comprised of Senior Loans of $1,249,305 and Corporate Debt Securities of $1,062.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
30  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $430,418,734)              $410,399,269
  Affiliated money market fund (identified cost $11,955,193)         11,955,193
-------------------------------------------------------------------------------
Total investments in securities (identified cost $442,373,927)      422,354,462
Cash                                                                     50,379
Capital shares receivable                                               525,041
Dividends and accrued interest receivable                             2,026,337
Receivable for investment securities sold                            10,470,172
-------------------------------------------------------------------------------
Total assets                                                        435,426,391
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       518,036
Capital shares payable                                                  734,250
Payable for investment securities purchased                          22,808,132
Accrued investment management services fees                               6,875
Accrued distribution fees                                                 2,642
Accrued transfer agency fees                                                727
Accrued administrative services fees                                        789
Accrued plan administration services fees                                     1
Other accrued expenses                                                  101,489
-------------------------------------------------------------------------------
Total liabilities                                                    24,172,941
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $411,253,450
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    481,211
Additional paid-in capital                                          502,928,851
Undistributed net investment income                                     122,628
Accumulated net realized gain (loss)                                (72,259,775)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (20,019,465)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $411,253,450
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $271,919,671           31,813,966                       $8.55
Class B                     $ 12,420,955            1,452,845                       $8.55
Class C                     $ 16,114,853            1,885,360                       $8.55
Class I                     $110,605,308           12,946,442                       $8.54
Class R4                    $    183,652               21,434                       $8.57
Class R5                    $      4,762                  556                       $8.56
Class W                     $      4,249                  497                       $8.55
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $8.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  31

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $     6,134
Interest                                                            12,588,103
Income distributions from affiliated money market fund                  19,448
------------------------------------------------------------------------------
Total income                                                        12,613,685
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,237,314
Distribution fees
  Class A                                                              333,721
  Class B                                                               65,134
  Class C                                                               78,323
  Class W                                                                    5
Transfer agency fees
  Class A                                                              121,931
  Class B                                                                6,543
  Class C                                                                7,345
  Class R4                                                                  29
  Class R5                                                                   2
  Class W                                                                    4
Administrative services fees                                           141,987
Plan administration services fees -- R4                                    145
Compensation of board members                                            6,113
Custodian fees                                                          55,032
Printing and postage                                                    22,720
Registration fees                                                       42,795
Professional fees                                                       19,294
Other                                                                   65,472
------------------------------------------------------------------------------
Total expenses                                                       2,203,909
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (86,400)
------------------------------------------------------------------------------
Total net expenses                                                   2,117,509
------------------------------------------------------------------------------
Investment income (loss) -- net                                     10,496,176
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     (104,366)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                30,477,093
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               30,372,727
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $40,868,903
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2010  JULY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ 10,496,176  $  21,128,932
Net realized gain (loss) on investments                                    (104,366)   (53,808,052)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     30,477,093      6,336,674
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          40,868,903    (26,342,446)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (6,873,632)   (11,945,412)
    Class B                                                                (283,965)      (855,617)
    Class C                                                                (344,383)      (750,260)
    Class I                                                              (3,011,534)    (8,068,730)
    Class R4                                                                 (2,978)        (8,258)
    Class R5                                                                   (125)          (256)
    Class W                                                                    (103)          (214)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (10,516,720)   (21,628,747)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2010  JULY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $ 26,575,731  $ 161,688,147
  Class B shares                                                            912,667      3,667,350
  Class C shares                                                          1,927,376      5,514,039
  Class I shares                                                          3,125,906     25,690,163
  Class R4 shares                                                            70,000        107,000
Reinvestment of distributions at net asset value
  Class A shares                                                          6,168,397     10,509,886
  Class B shares                                                            239,198        732,786
  Class C shares                                                            244,242        511,053
  Class I shares                                                          2,964,693      8,052,335
  Class R4 shares                                                             2,656          7,788
Conversions from Class B to Class A
  Class A shares                                                              4,297      2,708,009
  Class B shares                                                             (4,297)    (2,708,009)
Payments for redemptions
  Class A shares                                                        (48,479,737)  (147,824,820)
  Class B shares                                                         (3,449,352)    (8,441,310)
  Class C shares                                                         (2,947,908)    (7,982,533)
  Class I shares                                                        (16,387,858)   (83,182,073)
  Class R4 shares                                                           (10,452)      (173,112)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (29,044,441)   (31,123,301)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   1,307,742    (79,094,494)
Net assets at beginning of period                                       409,945,708    489,040,202
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $411,253,450  $ 409,945,708
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    122,628  $     143,172
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                  YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006(a)
Net asset value, beginning of period                     $7.93            $8.97       $9.70      $10.05       $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21              .42         .58         .67          .25
Net gains (losses) (both realized and
 unrealized)                                               .62            (1.02)       (.75)       (.35)         .06
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .83             (.60)       (.17)        .32          .31
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.21)            (.44)       (.56)       (.66)        (.26)
Distributions from realized gains                           --               --          --        (.01)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.21)            (.44)       (.56)       (.67)        (.26)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.55            $7.93       $8.97       $9.70       $10.05
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.60%           (5.95%)     (1.85%)      3.18%        3.21%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.13%(c)         1.13%       1.09%       1.07%        1.28%(c)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.08%(c)         1.01%       1.06%       1.03%        1.00%(c)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.14%(c)         5.72%       6.19%       6.63%        6.05%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $272             $268        $261        $426         $189
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%         91%          49%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006(a)
Net asset value, beginning of period                     $7.94            $8.97       $9.70      $10.05       $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .18              .37         .52         .59          .22
Net gains (losses) (both realized and
 unrealized)                                               .61            (1.02)       (.76)       (.35)         .06
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .79             (.65)       (.24)        .24          .28
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.18)            (.38)       (.49)       (.58)        (.23)
Distributions from realized gains                           --               --          --        (.01)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.18)            (.38)       (.49)       (.59)        (.23)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.55            $7.94       $8.97       $9.70       $10.05
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.05%           (6.55%)     (2.59%)      2.41%        2.87%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.88%(c)         1.90%       1.85%       1.83%        2.05%(c)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.84%(c)         1.77%       1.82%       1.79%        1.77%(c)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.32%(c)         5.08%       5.52%       5.89%        5.60%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12              $14         $23         $48          $23
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%         91%          49%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                  YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006(a)
Net asset value, beginning of period                     $7.93            $8.97       $9.70      $10.05       $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .18              .37         .50         .59          .22
Net gains (losses) (both realized and
 unrealized)                                               .62            (1.03)       (.74)       (.35)         .05
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .80             (.66)       (.24)        .24          .27
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.18)            (.38)       (.49)       (.58)        (.22)
Distributions from realized gains                           --               --          --        (.01)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.18)            (.38)       (.49)       (.59)        (.22)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.55            $7.93       $8.97       $9.70       $10.05
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.19%           (6.65%)     (2.58%)      2.40%        2.84%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.88%(c)         1.89%       1.85%       1.82%        2.04%(c)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.83%(c)         1.76%       1.81%       1.78%        1.76%(c)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.39%(c)         5.05%       5.39%       5.85%        5.22%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $16              $16         $20         $24           $6
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%         91%          49%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                  YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006(a)
Net asset value, beginning of period                     $7.93            $8.96       $9.70      $10.05       $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .23              .45         .59         .70          .27
Net gains (losses) (both realized and
 unrealized)                                               .60            (1.02)       (.74)       (.35)         .05
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .83             (.57)       (.15)        .35          .32
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)            (.46)       (.59)       (.69)        (.27)
Distributions from realized gains                           --               --          --        (.01)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)            (.46)       (.59)       (.70)        (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.54            $7.93       $8.96       $9.70       $10.05
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.65%           (5.55%)     (1.65%)      3.51%        3.35%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .79%(c)          .78%        .76%        .75%         .99%(c)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .75%(c)          .70%        .76%        .71%         .71%(c)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.48%(c)         6.18%       6.40%       6.98%        6.59%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $111             $113        $185        $186          $59
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%         91%          49%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                  YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       -------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006(a)
Net asset value, beginning of period                     $7.95            $8.99       $9.70      $10.05       $10.00
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21              .44         .61         .67          .26
Net gains (losses) (both realized and
 unrealized)                                               .62            (1.03)       (.73)       (.33)         .06
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .83             (.59)       (.12)        .34          .32
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.21)            (.45)       (.59)       (.68)        (.27)
Distributions from realized gains                           --               --          --        (.01)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.21)            (.45)       (.59)       (.69)        (.27)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.57            $7.95       $8.99       $9.70       $10.05
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.59%           (5.71%)     (1.41%)      3.33%        3.29%
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.08%(c)         1.07%       1.05%       1.02%        1.13%(c)
--------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.05%(c)          .81%        .69%        .90%         .85%(c)
--------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.18%(c)         5.96%       6.54%       6.79%        6.22%(c)
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--         $--         $--          $--
--------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%         91%          49%
--------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED      YEAR ENDED JULY 31,
CLASS R5                                             JAN. 31, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(e)
Net asset value, beginning of period                     $7.95            $8.98       $8.99
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22              .45         .01
Net gains (losses) (both realized and
 unrealized)                                               .61            (1.03)       (.01)
--------------------------------------------------------------------------------------------
Total from investment operations                           .83             (.58)         --
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)            (.45)       (.01)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.56            $7.95       $8.98
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.60%           (5.57%)      (.04%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .88%(c)          .85%        .75%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .80%(c)          .75%        .75%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             5.43%(c)         6.11%       4.59%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--         $--
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
40  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED            YEAR ENDED JULY 31,
CLASS W                                              JAN. 31, 2010       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(f)
Net asset value, beginning of period                     $7.93            $8.97       $9.70       $10.06
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21              .42         .56          .44
Net gains (losses) (both realized and
 unrealized)                                               .61            (1.03)       (.74)        (.37)
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .82             (.61)       (.18)         .07
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.20)            (.43)       (.55)        (.42)
Distributions from realized gains                           --               --          --         (.01)
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.20)            (.43)       (.55)        (.43)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.55            $7.93       $8.97        $9.70
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.54%           (6.07%)     (1.97%)        .77%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.26%(c)         1.23%       1.20%        1.19%(c)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.20%(c)         1.14%       1.20%        1.15%(c)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             5.04%(c)         5.71%       6.00%        6.60%(c)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--         $--          $--
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    31%              84%         43%          91%
--------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Feb. 16, 2006 (when shares became publicly available) to July 31, 2006.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) For the period from July 24, 2008 to July 31, 2008. On July 24, 2008, the Investment Manager purchased 556 shares at $8.99 per share, which represented the initial capital in Class R5.
(f) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Floating Rate Fund (the Fund) is a series of RiverSource Bond Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or be considered by RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) to be of comparable quality.

The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2010, the Investment Manager and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 and Class W shares. At Jan. 31, 2010, the Investment Manager and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 27% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

--------------------------------------------------------------------------------
42  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

ILLIQUID SECURITIES
At Jan. 31, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of

--------------------------------------------------------------------------------
44  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


purchase. The aggregate value of such securities at Jan. 31, 2010 was $1,007,443 representing 0.24% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

INVESTMENTS IN LOANS
The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2010, the Fund has outstanding when-issued securities of $8,564,357 and other forward-commitments of $11,227,292.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the Portfolio of Investments. At Jan. 31, 2010, the Fund has entered into unfunded loan commitments of $999,254.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-date and interest income,


--------------------------------------------------------------------------------
46  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund recognizes certain facility fees as income over the expected term of the loan. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonable assured.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At Jan. 31, 2010, and for the six months then ended, the Fund had no outstanding forward foreign currency contracts.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At Jan. 31, 2010, and for the six months then ended, the Fund had no outstanding futures contracts.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% as the Fund's net assets increase. The management fee for the six months ended Jan. 31, 2010 was 0.61% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.07% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
48  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $949.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $848,000 and $88,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $46,792 for Class A, $1,255 for Class B and $3,848 for Class C for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  1.08%
Class B..............................................  1.84
Class C..............................................  1.83
Class I..............................................  0.75
Class R4.............................................  1.05
Class R5.............................................  0.80
Class W..............................................  1.20


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $15,140
Class B............................................      739
Class C............................................    1,079


The management fees waived/reimbursed at the Fund level were $69,442.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses

--------------------------------------------------------------------------------
50  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.08%
Class B..............................................  1.84
Class C..............................................  1.83
Class I..............................................  0.75
Class R4.............................................  1.05
Class R5.............................................  0.80
Class W..............................................  1.20


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $123,727,758 and $131,718,739, respectively, for the six months ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       3,206,884       22,677,259
Converted from Class B*                          521          341,493
Reinvested distributions                     743,289        1,466,474
Redeemed                                  (5,879,770)     (19,862,962)
----------------------------------------------------------------------
Net increase (decrease)                   (1,929,076)       4,622,264
----------------------------------------------------------------------

CLASS B
Sold                                         110,075          523,080
Reinvested distributions                      28,837          102,934
Converted to Class A*                           (521)        (341,493)
Redeemed                                    (418,514)      (1,132,147)
----------------------------------------------------------------------
Net increase (decrease)                     (280,123)        (847,626)
----------------------------------------------------------------------



--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS C
Sold                                         232,497          775,226
Reinvested distributions                      29,424           71,867
Redeemed                                    (358,283)      (1,062,231)
----------------------------------------------------------------------
Net increase (decrease)                      (96,362)        (215,138)
----------------------------------------------------------------------

CLASS I
Sold                                         379,457        3,862,042
Reinvested distributions                     357,497        1,131,517
Redeemed                                  (1,999,467)     (11,422,119)
----------------------------------------------------------------------
Net increase (decrease)                   (1,262,513)      (6,428,560)
----------------------------------------------------------------------

CLASS R4
Sold                                           8,256           15,859
Reinvested distributions                         319            1,088
Redeemed                                      (1,300)         (23,214)
----------------------------------------------------------------------
Net increase (decrease)                        7,275           (6,267)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $59,966,280 and $78,133,872, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan 31, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective

--------------------------------------------------------------------------------
52  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $32,616,062 at July 31, 2009, that if not offset by capital gains will expire as follows:

  2015        2016           2017
$33,562    $3,488,601    $29,093,899


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $38,065,144 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

FLOATING RATE LOAN RISK
The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the

--------------------------------------------------------------------------------
54  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review

--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

RiverSource Floating Rate Fund is one of several defendants to a bankruptcy proceeding captioned In re TOUSA, Inc., et al., Official Committee of Unsecured Creditors of TOUSA, Inc., et al. v. Citicorp North America, Inc., et al, pending in the U.S. Bankruptcy Court, Southern District of Florida (the "Lawsuit"). The Fund and several other defendants (together the "Senior Transeastern Defendants") were lenders to parties involved in a joint venture with TOUSA,

--------------------------------------------------------------------------------
56  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Inc. ("TOUSA") on a $450 million Credit Agreement dated as of August 1, 2005 (the "Credit Agreement"). In 2006, the administrative agent under the Credit Agreement brought claims against TOUSA alleging that certain events of default had occurred under the Credit Agreement thus triggering the guaranties (the "Transeastern Litigation"). On July 31. 2007, a settlement was reached in the Transeastern Litigation pursuant to which the Fund (as well as the other Senior Transeastern Defendants) released its claims and was paid $1,052,271. To fund the settlement, TOUSA entered into a $500 million credit facility with new lenders secured by liens on TOUSA's subsidiaries' assets. On January 29, 2008, TOUSA and certain of its subsidiaries filed voluntary petitions for relief under Chapter 11. In August 2008, the Committee of Unsecured Creditors of TOUSA ("Committee") filed the Lawsuit, seeking as to the Senior Transeastern Defendants a return of the money that was paid to the Senior Transeastern Defendants as part of the Transeastern Litigation settlement. The Lawsuit went to trial in July 2009, and the court ordered the Senior Transeastern Defendants to disgorge the money they received in settlement of the Transeastern Litigation. The Senior Transeastern Defendants, including the Fund, appealed the court's decision. To stay execution of the judgment against the Fund pending appeal, the Fund paid into escrow $1,327,620. The U.S. District Court for the Southern District of Florida ("District Court"), which is the first level of appellate court, has not yet scheduled the appeal. On March 19, 2010, the District Court Judge denied the Committee's motion to stay or dismiss the appeal until it has resolved remaining issues with other groups of defendants that are still pending before the bankruptcy court. A briefing schedule has been set with the opening brief due on June 1, 2010, the reply brief due on September 3, 2010, and oral argument on October 29, 2010.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
58  RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                    RIVERSOURCE FLOATING RATE FUND -- 2010 SEMIANNUAL REPORT  59

RIVERSOURCE FLOATING RATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6510 E (4/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INCOME OPPORTUNITIES FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE INCOME OPPORTUNITIES FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH TOTAL RETURN THROUGH
CURRENT INCOME AND CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   23

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   26

Notes to Financial Statements......   31

Proxy Voting.......................   47




--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Opportunities Fund (the Fund) Class A shares gained 10.06%
  (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund underperformed its benchmark, the unmanaged Merrill Lynch U.S. High
  Yield Cash Pay BB-B Rated Constrained Index, which increased 12.75%.

> The Fund also underperformed its peer group, as represented by the Lipper High
  Current Yield Bond Funds Index, which returned 14.68% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   6/19/03
--------------------------------------------------------------------------
RiverSource Income
  Opportunities Fund
  Class A (excluding
  sales charge)             +10.06%   +35.04%   +5.00%   +5.63%    +6.86%
--------------------------------------------------------------------------
Merrill Lynch U.S. High
  Yield Cash Pay BB-B
  Rated Constrained
  Index(1) (unmanaged)      +12.75%   +38.15%   +5.11%   +5.75%    +6.93%
--------------------------------------------------------------------------
Lipper High Current Yield
  Bond Funds Index(2)       +14.68%   +45.06%   +2.87%   +4.59%    +6.31%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/

--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/19/03)                  +10.06%   +35.04%   +5.00%   +5.63%    +6.86%
--------------------------------------------------------------------------
Class B (inception
  6/19/03)                   +9.53%   +33.89%   +4.21%   +4.84%    +6.05%
--------------------------------------------------------------------------
Class C (inception
  6/19/03)                   +9.53%   +33.89%   +4.21%   +4.84%    +6.05%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +10.25%   +35.53%   +5.44%   +6.06%    +6.58%
--------------------------------------------------------------------------
Class R4 (inception
  6/19/03)                  +10.08%   +35.26%   +5.37%   +5.93%    +7.13%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  6/19/03)                   +4.83%   +28.63%   +3.31%   +4.61%    +6.08%
--------------------------------------------------------------------------
Class B (inception
  6/19/03)                   +4.53%   +28.89%   +3.36%   +4.54%    +6.05%
--------------------------------------------------------------------------
Class C (inception
  6/19/03)                   +8.53%   +32.89%   +4.21%   +4.84%    +6.05%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
                          MEDIUM   QUALITY
           X              LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     4.9 years
--------------------------------------
Effective duration(2)        3.9 years
--------------------------------------
Weighted average bond
  rating(3)                         B+
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


TOP TEN HOLDINGS(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Nextel Communications
7.38% 2015                                  1.6%
------------------------------------------------
CIT Group
7.00% 2017                                  1.3%
------------------------------------------------
Quicksilver Resources
8.25% 2015                                  1.2%
------------------------------------------------
IPALCO Enterprises
8.63% 2011                                  1.1%
------------------------------------------------
Select Medical
7.63% 2015                                  1.1%
------------------------------------------------
CC Holdings GS V LLC/Crown Castle GS III
7.75% 2017                                  1.1%
------------------------------------------------
Cricket Communications
7.75% 2016                                  1.0%
------------------------------------------------
Dresser
6.00-6.02% 2015                             1.0%
------------------------------------------------
Lamar Media
9.75% 2014                                  0.9%
------------------------------------------------
Midwest Generation LLC
8.56% 2016                                  0.9%
------------------------------------------------



(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Jan. 31, 2010)
---------------------------------------------------------------------

BBB rating                                  4.5%
------------------------------------------------
BB rating                                  38.8%
------------------------------------------------
B rating                                   48.8%
------------------------------------------------
CCC rating                                  7.0%
------------------------------------------------
D rating                                    0.9%
------------------------------------------------


(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's

--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------



doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 2.1% of the bond portfolio assets were determined through internal analysis.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,100.60        $5.76          1.10%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.45        $5.54          1.10%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,095.30        $9.72          1.86%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.66        $9.35          1.86%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,095.30        $9.66          1.85%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.71        $9.30          1.85%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,102.50        $3.77           .72%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.34        $3.63           .72%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,100.80        $5.34          1.02%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.85        $5.14          1.02%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2010: +10.06% for Class A, +9.53% for Class B, +9.53% for Class C, +10.25% for Class I and +10.08% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (93.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
L-3 Communications
 01-15-14                               6.13%          $320,000              $324,000
L-3 Communications
 Series B
 10-15-15                               6.38          2,340,000             2,369,250
TransDigm
 07-15-14                               7.75          3,000,000(d)          3,030,000
 07-15-14                               7.75          1,600,000             1,612,000
Triumph Group
 Sr Sub Nts
 11-15-17                               8.00            763,000(d)            782,075
                                                                      ---------------
Total                                                                       8,117,325
-------------------------------------------------------------------------------------

AIRLINES (1.5%)
Delta Air Lines
 Sr Secured
 09-15-14                               9.50          5,385,000(d)          5,573,475
United Air Lines
 Sr Secured
 08-01-13                               9.88          5,635,000(d)          5,705,438
                                                                      ---------------
Total                                                                      11,278,913
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.9%)
American Axle & Mfg Holdings
 01-15-17                               9.25            766,000(d)            794,725
Tenneco
 11-15-15                               8.13          3,510,000(j)          3,474,900
TRW Automotive
 Sr Nts
 12-01-17                               8.88          2,695,000(d)          2,796,063
                                                                      ---------------
Total                                                                       7,065,688
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.7%)
Associated Materials LLC/Finance
 Sr Secured
 11-15-16                               9.88          4,308,000(d)          4,609,560
Gibraltar Inds
 Series B
 12-01-15                               8.00          2,905,000             2,803,325
Interface
 11-01-13                              11.38          1,445,000             1,632,850
Norcraft LP/Finance
 Sr Secured
 12-15-15                              10.50          3,579,000(d)          3,650,580
                                                                      ---------------
Total                                                                      12,696,315
-------------------------------------------------------------------------------------

CHEMICALS (3.7%)
Ashland
 06-01-17                               9.13          2,035,000(d,j)        2,218,150
Chemtura
 06-01-16                               6.88          4,181,000(b,m)        4,682,720
Hexion Finance Escrow LLC
 Sr Secured
 02-01-18                               8.88          6,930,000(d)          6,652,800
INVISTA
 Sr Unsecured
 05-01-12                               9.25          6,780,000(d)          6,847,800
Koppers
 12-01-19                               7.88            785,000(d)            802,663
Nova Chemicals
 Sr Unsecured
 11-15-13                               3.65          5,380,000(c,f)        4,936,150
 11-01-16                               8.38          1,510,000(c,d)        1,521,325
                                                                      ---------------
Total                                                                      27,661,608
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (2.5%)
Manitowoc
 11-01-13                               7.13            490,000               474,075
RSC Equipment Rental
 Sr Secured
 07-15-17                              10.00          1,865,000(d)          2,037,513
Terex
 01-15-14                               7.38          2,730,000             2,736,825
Terex
 Sr Unsecured
 06-01-16                              10.88          4,300,000             4,740,749
United Rentals North America
 06-15-16                              10.88          4,160,000             4,539,600


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CONSTRUCTION MACHINERY (CONT.)
United Rentals North America
 Sr Unsecured
 12-15-19                               9.25%        $4,317,000            $4,457,303
                                                                      ---------------
Total                                                                      18,986,065
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (1.1%)
Aquilex Holdings LLC/Finance
 Sr Nts
 12-15-16                              11.13          2,671,000(d)          2,777,840
The GEO Group
 10-15-17                               7.75          1,575,000(d)          1,606,500
West Corp
 10-15-14                               9.50          3,695,000             3,713,475
                                                                      ---------------
Total                                                                       8,097,815
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.9%)
ACCO Brands
 Sr Secured
 03-15-15                              10.63          2,210,000(d)          2,425,475
American Achievement
 04-01-12                               8.25            305,000(d)            304,619
Easton-Bell Sports
 Sr Secured
 12-01-16                               9.75          1,355,000(d)          1,414,281
Jarden
 05-01-16                               8.00          2,895,000             3,018,038
 05-01-17                               7.50          2,930,000             2,944,650
Libbey Glass
 Sr Secured
 02-15-15                              10.00          3,144,000(d,h)        3,159,719
Scotts Miracle-Gro
 01-15-18                               7.25            554,000               564,388
Sealy Mattress
 Sr Secured
 04-15-16                              10.88          1,795,000(d)          2,005,913
Visant
 10-01-12                               7.63          2,220,000             2,231,100
Visant Holding
 Sr Disc Nts
 12-01-13                              10.25          2,760,000             2,842,800
Visant Holding
 Sr Nts
 12-01-13                               8.75            500,000               512,500
                                                                      ---------------
Total                                                                      21,423,483
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.4%)
CPM Holdings
 Sr Secured
 09-01-14                              10.63          2,925,000(d)          3,115,125
-------------------------------------------------------------------------------------

ELECTRIC (4.3%)
Dynegy Holdings
 Sr Unsecured
 05-15-18                               7.13          3,459,000             2,749,905
 06-01-19                               7.75          1,485,000(j)          1,188,000
Edison Mission Energy
 Sr Unsecured
 05-15-17                               7.00          3,760,000(j)          2,970,400
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63          7,795,000             8,194,493
 04-01-16                               7.25            595,000(d)            605,413
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56          6,786,600             6,854,465
NRG Energy
 02-01-14                               7.25          1,580,000             1,585,925
 02-01-16                               7.38          3,665,000             3,646,675
 01-15-17                               7.38          4,230,000             4,203,563
Salton Sea Funding
 Sr Secured Series C
 05-30-10                               7.84             30,851                31,324
                                                                      ---------------
Total                                                                      32,030,163
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.8%)
AMC Entertainment
 Sr Unsecured
 06-01-19                               8.75          2,914,000             3,015,990
Cinemark USA
 06-15-19                               8.63          1,557,000(j)          1,623,173
Equinox Holdings
 Sr Secured
 02-01-16                               9.50          3,124,000(d)          3,084,949


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ENTERTAINMENT (CONT.)
Regal Cinemas
 07-15-19                               8.63%        $2,300,000            $2,374,750
Regal Cinemas
 Series B
 02-01-12                               9.38          1,000,000             1,002,500
Speedway Motorsports
 06-01-13                               6.75            387,000               382,163
 06-01-16                               8.75          2,000,000             2,132,500
                                                                      ---------------
Total                                                                      13,616,025
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.1%)
Clean Harbors
 Sr Secured
 08-15-16                               7.63            625,000               634,375
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.8%)
B&G Foods
 01-15-18                               7.63          1,461,000             1,479,263
Bumble Bee Foods LLC
 Sr Secured
 12-15-15                               7.75          3,724,000(d)          3,761,239
Constellation Brands
 12-15-14                               8.38            261,000               279,270
 09-01-16                               7.25            448,000               450,240
 05-15-17                               7.25          1,947,000             1,954,301
Cott Beverages
 Sr Nts
 11-15-17                               8.38          1,630,000(d)          1,666,675
Del Monte
 Sr Sub Nts
 10-15-19                               7.50          3,205,000(d)          3,293,138
Michael Foods
 11-15-13                               8.00            655,000               668,919
                                                                      ---------------
Total                                                                      13,553,045
-------------------------------------------------------------------------------------

GAMING (5.6%)
Ameristar Casinos
 Sr Unsecured
 06-01-14                               9.25          3,870,000(d)          4,005,450
Boyd Gaming
 Sr Sub Nts
 02-01-16                               7.13          2,005,000             1,789,463
Circus & Eldorado Jt Venture/Silver Legacy
 Capital
 1st Mtge
 03-01-12                              10.13          5,215,000             4,615,275
Firekeepers Development Authority
 Sr Secured
 05-01-15                              13.88          2,019,000(d)          2,321,850
MGM MIRAGE
 Sr Secured
 11-15-13                              13.00          1,200,000(j)          1,380,000
 11-15-17                              11.13          1,785,000(d)          2,008,125
Penn Natl Gaming
 Sr Sub Nts
 08-15-19                               8.75          2,555,000(d)          2,606,100
Pokagon Gaming Authority
 Sr Nts
 06-15-14                              10.38          5,369,000(d)          5,603,894
San Pasqual Casino
 09-15-13                               8.00            587,000(d)            560,585
Seminole Indian Tribe of Florida
 10-01-20                               7.80          1,025,000(d)            959,318
Seminole Indian Tribe of Florida
 Sr Secured
 10-01-20                               6.54          2,295,000(d)          2,098,709
Seneca Gaming
 Sr Unsecured
 05-01-12                               7.25          2,467,000             2,405,325
Seneca Gaming
 Sr Unsecured Series B
 05-01-12                               7.25          2,160,000             2,106,000
Shingle Springs Tribal Gaming Authority
 Sr Nts
 06-15-15                               9.38          8,510,000(d)          6,850,549
Tunica-Biloxi Gaming Authority
 Sr Unsecured
 11-15-15                               9.00          3,090,000(d)          2,889,150
                                                                      ---------------
Total                                                                      42,199,793
-------------------------------------------------------------------------------------

GAS PIPELINES (3.2%)
Copano Energy LLC
 06-01-18                               7.75          2,165,000             2,156,881


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
El Paso
 Sr Unsecured
 12-12-13                              12.00%          $805,000              $954,931
 06-15-14                               6.88            255,000               261,882
 06-15-17                               7.00          2,000,000             2,044,812
Regency Energy Partners LP/Finance
 12-15-13                               8.38          1,400,000             1,463,000
Regency Energy Partners LP/Finance
 Sr Unsecured
 06-01-16                               9.38          3,200,000(d,j)        3,440,000
SONAT
 Sr Unsecured
 02-01-18                               7.00            675,000               686,998
Southern Star Central
 Sr Nts
 03-01-16                               6.75          6,108,000             6,153,811
 03-01-16                               6.75          3,600,000(d)          3,600,000
Williams Partners LP/Finance
 Sr Unsecured
 02-01-17                               7.25          2,771,000             3,105,875
                                                                      ---------------
Total                                                                      23,868,190
-------------------------------------------------------------------------------------

HEALTH CARE (8.1%)
Accellent
 Sr Secured
 02-01-17                               8.38          2,192,000(d)          2,213,920
Apria Healthcare Group
 Sr Secured
 11-01-14                              11.25          3,355,000(d)          3,589,850
Biomet
 Pay-in-kind
 10-15-17                              10.38          2,550,000(e)          2,779,500
Community Health Systems
 07-15-15                               8.88          3,480,000             3,597,450
DaVita
 03-15-13                               6.63          6,000,000             6,015,000
 03-15-15                               7.25            245,000               245,306
FMC Finance III
 07-15-17                               6.88            913,000(c)            942,673
HCA
 Secured
 11-15-16                               9.25          5,328,000             5,621,040
HCA
 Sr Secured
 02-15-20                               7.88          2,785,000(d)          2,861,588
HCA
 Sr Secured Pay-in-kind
 11-15-16                               9.63          4,779,000(e)          5,065,740
IASIS Healthcare LLC/Capital
 06-15-14                               8.75          6,715,000             6,815,724
Omnicare
 06-01-13                               6.13            994,000               981,575
 12-15-13                               6.75          2,045,000             2,024,550
 12-15-15                               6.88          5,154,000             5,038,035
Select Medical
 02-01-15                               7.63          8,360,000             8,192,799
Tenet Healthcare
 Sr Secured
 07-01-19                               8.88          1,660,000(d,j)        1,763,750
Vanguard Health Holding II
 02-01-18                               8.00          2,785,000(d)          2,722,338
                                                                      ---------------
Total                                                                      60,470,838
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.9%)
K Hovnanian Enterprises
 Sr Secured
 10-15-16                              10.63          5,381,000(d)          5,730,765
KB Home
 09-15-17                               9.10          1,020,000             1,081,200
Norcraft Holdings LP/Capital
 Sr Disc Nts
 09-01-12                               9.75             50,000                48,500
William Lyon Homes
 02-15-14                               7.50            340,000               231,200
                                                                      ---------------
Total                                                                       7,091,665
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (8.8%)
Berry Petroleum
 Sr Unsecured
 06-01-14                              10.25          3,600,000             3,941,999
Chesapeake Energy
 08-15-14                               7.00            910,000               916,825
 01-15-16                               6.63          1,870,000             1,818,575
 01-15-16                               6.88          1,964,000(j)          1,934,540
 08-15-17                               6.50          1,720,000(j)          1,646,900
 01-15-18                               6.25            315,000(j)            298,463


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
Comstock Resources
 10-15-17                               8.38%        $2,235,000            $2,302,050
Concho Resources
 10-01-17                               8.63          2,659,000             2,772,008
Denbury Resources
 04-01-13                               7.50          1,044,000             1,051,830
 12-15-15                               7.50            441,000               439,898
 03-01-16                               9.75          1,745,000             1,838,794
Forest Oil
 02-15-14                               8.50          3,610,000             3,790,500
 06-15-19                               7.25          1,890,000             1,899,450
Hilcorp Energy I LP/Finance
 Sr Unsecured
 11-01-15                               7.75          5,135,000(d)          5,160,674
 06-01-16                               9.00          2,000,000(d)          2,075,000
KCS Energy
 04-01-12                               7.13          2,410,000             2,403,975
PetroHawk Energy
 07-15-13                               9.13            310,000               323,175
 08-01-14                              10.50          2,800,000             3,073,000
 06-01-15                               7.88          1,120,000             1,148,000
Plains Exploration & Production
 06-15-15                               7.75            390,000               397,800
 10-15-19                               8.63          2,945,000             3,099,613
Quicksilver Resources
 08-01-15                               8.25          8,295,000             8,533,480
 04-01-16                               7.13            135,000(j)            128,081
 08-15-19                               9.13          1,960,000(j)          2,077,600
Range Resources
 03-15-15                               6.38            550,000               548,625
 05-15-16                               7.50          1,115,000             1,145,663
 05-01-18                               7.25            395,000               403,394
 05-15-19                               8.00          2,000,000             2,130,000
SandRidge Energy
 05-15-16                               9.88            700,000(d,j)          743,750
 06-01-18                               8.00          2,310,000(d)          2,286,900
SandRidge Energy
 Pay-in-kind
 04-01-15                               8.63          6,510,000(e,j)        6,550,687
                                                                      ---------------
Total                                                                      66,881,249
-------------------------------------------------------------------------------------

LODGING (0.7%)
Starwood Hotels & Resorts Worldwide
 Sr Unsecured
 02-15-13                               6.25          1,300,000             1,339,000
Wyndham Worldwide
 Sr Unsecured
 05-01-14                               9.88          1,209,000             1,371,896
 12-01-16                               6.00          2,336,000             2,261,832
                                                                      ---------------
Total                                                                       4,972,728
-------------------------------------------------------------------------------------

MEDIA CABLE (5.2%)
Cablevision Systems
 Sr Nts
 09-15-17                               8.63          2,765,000(d)          2,861,775
Charter Communications Operating LLC/Capital
 Secured
 04-30-14                               8.38          4,601,000(d)          4,681,518
CSC Holdings LLC
 Sr Unsecured
 04-15-14                               8.50          1,900,000(d,j)        2,023,500
 06-15-15                               8.50          3,690,000(d)          3,929,850
 02-15-19                               8.63          1,100,000(d,j)        1,193,500
DISH DBS
 10-01-14                               6.63            800,000               794,000
 02-01-16                               7.13          5,510,000             5,523,775
Mediacom Broadband LLC
 Sr Unsecured
 10-15-15                               8.50            750,000               744,375
Mediacom LLC/Capital
 Sr Nts
 08-15-19                               9.13          2,000,000(d)          2,000,000
Videotron Ltee
 01-15-14                               6.88          2,075,000(c)          2,064,625
 04-15-18                               9.13          5,295,000(c,d)        5,731,838
 04-15-18                               9.13            925,000(c)            999,000
Virgin Media Finance
 04-15-14                               8.75            228,000(c)            234,270
Virgin Media Secured Finance
 Sr Secured
 01-15-18                               6.50          6,541,000(c,d)        6,512,997
                                                                      ---------------
Total                                                                      39,295,023
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

MEDIA NON CABLE (6.3%)
Belo
 Sr Unsecured
 11-15-16                               8.00%        $2,955,000            $3,017,794
Clear Channel Worldwide Holdings
 Series A
 12-15-17                               9.25            970,000(d)            989,400
Clear Channel Worldwide Holdings
 Series B
 12-15-17                               9.25          5,306,000(d)          5,425,385
Intelsat Jackson Holdings
 11-01-19                               8.50          1,665,000(c,d,j)      1,706,625
Intelsat Subsidiary Holding
 01-15-15                               8.88          2,755,000(c,d,j)      2,830,763
 01-15-15                               8.88          1,850,000(c)          1,896,250
Interpublic Group of Companies
 Sr Unsecured
 07-15-17                              10.00          3,465,000             3,828,825
Lamar Media
 04-01-14                               9.75          6,310,000             6,909,449
Liberty Media LLC
 Sr Unsecured
 05-15-13                               5.70            473,000               457,628
Nielsen Finance LLC
 08-01-14                              10.00          4,015,000             4,175,600
Quebecor Media
 Sr Unsecured
 03-15-16                               7.75          2,260,000(c)          2,260,000
Rainbow Natl Services LLC
 09-01-12                               8.75          1,500,000(d)          1,530,000
 09-01-14                              10.38            155,000(d)            163,525
Salem Communications
 Sr Secured
 12-15-16                               9.63          5,697,000(d)          5,996,092
Sinclair Television Group
 Sr Secured
 11-01-17                               9.25          5,544,000(d)          5,710,319
                                                                      ---------------
Total                                                                      46,897,655
-------------------------------------------------------------------------------------

METALS (1.8%)
Arch Coal
 08-01-16                               8.75          3,017,000(d)          3,205,563
Arch Western Finance LLC
 07-01-13                               6.75          3,250,000             3,217,500
Compass Minerals Intl
 Sr Nts
 06-01-19                               8.00          1,300,000(d)          1,342,250
Freeport-McMoRan Copper & Gold
 Sr Unsecured
 04-01-17                               8.38          4,080,000             4,437,000
Peabody Energy
 11-01-16                               7.38            620,000(j)            658,750
Peabody Energy
 Series B
 03-15-13                               6.88            395,000(j)            400,431
                                                                      ---------------
Total                                                                      13,261,494
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.8%)
American General Finance
 Sr Unsecured
 12-15-17                               6.90          8,487,000             6,191,199
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (1.3%)
CIT Group
 Sr Secured
 05-01-17                               7.00         11,055,000             9,424,388
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.8%)
Expro Finance Luxembourg
 Sr Secured
 12-15-16                               8.50          5,877,000(c,d)        5,873,977
Key Energy Services
 12-01-14                               8.38          1,546,000(j)          1,546,000
McJunkin Red Man
 Sr Secured
 12-15-16                               9.50          5,825,000(d)          5,839,563
                                                                      ---------------
Total                                                                      13,259,540
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.9%)
Cardtronics
 08-15-13                               9.25          2,555,000             2,618,875
Cardtronics
 Series B
 08-15-13                               9.25          3,845,000             3,941,125
                                                                      ---------------
Total                                                                       6,560,000
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

OTHER INDUSTRY (0.7%)
Chart Inds
 10-15-15                               9.13%        $5,140,000            $5,152,850
-------------------------------------------------------------------------------------

PACKAGING (2.8%)
Ball
 09-01-16                               7.13            400,000               417,000
 09-01-19                               7.38          1,120,000             1,167,600
Crown Americas LLC/Capital
 11-15-13                               7.63            597,000(j)            615,656
Crown Americas LLC/Capital II
 Sr Unsecured
 05-15-17                               7.63          2,200,000(d)          2,255,000
Greif
 Sr Unsecured
 02-01-17                               6.75          4,050,000             3,979,125
 08-01-19                               7.75            300,000               309,750
Owens-Brockway Glass Container
 05-15-13                               8.25          1,000,000             1,020,000
 05-15-16                               7.38          1,120,000             1,164,800
Reynolds Group Issuer LLC
 Sr Secured
 10-15-16                               7.75          5,200,000(d)          5,265,000
Sealed Air
 Sr Nts
 06-15-17                               7.88          2,950,000(d)          3,113,932
Silgan Holdings
 Sr Sub Nts
 11-15-13                               6.75          1,890,000             1,899,450
                                                                      ---------------
Total                                                                      21,207,313
-------------------------------------------------------------------------------------

PAPER (2.6%)
Boise Cascade LLC
 10-15-14                               7.13          2,064,000             1,873,080
Cascades
 Sr Nts
 12-15-17                               7.75          4,430,000(c,d)        4,551,825
Georgia-Pacific LLC
 06-15-15                               7.70          2,990,000             3,161,925
 05-01-16                               8.25          2,630,000(d)          2,814,100
 01-15-17                               7.13            898,000(d)            920,450
Graphic Packaging Intl
 06-15-17                               9.50          2,355,000             2,513,963
NewPage
 Sr Secured
 12-31-14                              11.38          3,984,000             3,854,520
                                                                      ---------------
Total                                                                      19,689,863
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Valeant Pharmaceuticals Intl
 06-15-16                               8.38          1,675,000(d)          1,737,813
-------------------------------------------------------------------------------------

RAILROADS (0.3%)
Kansas City Southern Railway
 06-01-15                               8.00          1,875,000             1,928,906
-------------------------------------------------------------------------------------

RETAILERS (2.2%)
HSN
 08-01-16                              11.25          1,280,000             1,443,200
Neiman Marcus Group
 Pay-in-kind
 10-15-15                               9.00          3,439,009(e,j)        3,344,436
QVC
 Sr Secured
 10-01-19                               7.50          3,040,000(d)          3,116,000
Rite Aid
 Sr Secured
 06-12-16                               9.75          2,700,000             2,889,000
Toys R Us Property I LLC
 07-15-17                              10.75          2,878,000(d,j)        3,165,800
Toys R Us Property II LLC
 Sr Secured
 12-01-17                               8.50          2,589,000(d)          2,666,670
                                                                      ---------------
Total                                                                      16,625,106
-------------------------------------------------------------------------------------

TECHNOLOGY (2.8%)
Brocade Communications Systems
 Sr Secured
 01-15-18                               6.63          2,740,000(d)          2,774,250
 01-15-20                               6.88            637,000(d)            649,740
Communications & Power Inds
 02-01-12                               8.00          5,760,000             5,767,199
CPI Intl
 Sr Unsecured
 02-01-15                               6.68            246,000(f)            233,700
First Data
 09-24-15                               9.88            930,000               820,725


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
First Data
 Pay-in-kind
 09-24-15                              10.55%        $2,275,000(e)         $1,933,750
JDA Software Group
 Sr Unsecured
 12-15-14                               8.00            770,000(d)            795,988
Lender Processing Services
 07-01-16                               8.13          1,539,000             1,640,959
Seagate Technology Intl
 Secured
 05-01-14                              10.00          2,485,000(c,d)        2,823,581
SS&C Technologies
 12-01-13                              11.75          2,645,000             2,790,475
SunGard Data Systems
 08-15-15                              10.25            971,000             1,007,413
                                                                      ---------------
Total                                                                      21,237,780
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
Hertz
 01-01-14                               8.88          3,120,000             3,143,400
 01-01-16                              10.50          1,930,000(j)          2,021,675
                                                                      ---------------
Total                                                                       5,165,075
-------------------------------------------------------------------------------------

WIRELESS (5.4%)
CC Holdings GS V LLC/Crown Castle GS III
 Sr Secured
 05-01-17                               7.75          7,300,000(d)          7,865,749
Cricket Communications
 Sr Secured
 05-15-16                               7.75          7,567,000(j)          7,614,294
Crown Castle Intl
 Sr Nts
 11-01-19                               7.13          3,085,000             3,061,863
Nextel Communications
 Series D
 08-01-15                               7.38         12,561,000            11,336,302
Nextel Communications
 Series F
 03-15-14                               5.95            365,000(j)            323,025
SBA Telecommunications
 08-15-16                               8.00          1,805,000(d)          1,872,688
 08-15-19                               8.25          2,766,000(d)          2,904,300
Sprint Nextel
 Sr Unsecured
 08-15-17                               8.38          2,940,000(j)          2,866,500
Wind Acquisition Finance
 07-15-17                              11.75          2,245,000(c,d)        2,441,438
                                                                      ---------------
Total                                                                      40,286,159
-------------------------------------------------------------------------------------

WIRELINES (6.6%)
Cincinnati Bell
 02-15-15                               7.00          1,585,000             1,541,413
 10-15-17                               8.25          3,685,000             3,694,213
Frontier Communications
 Sr Unsecured
 05-01-14                               8.25          2,045,000             2,142,138
Level 3 Financing
 11-01-14                               9.25          3,580,000(j)          3,356,250
 02-15-15                               4.60          2,600,000(f)          2,060,500
 02-15-17                               8.75          2,750,000             2,481,875
PAETEC Holding
 06-30-17                               8.88          1,200,000             1,213,500
PAETEC Holding
 Sr Secured
 06-30-17                               8.88          3,208,000(d)          3,224,040
Qwest Communications Intl
 10-01-15                               8.00          1,930,000(d,j)        1,997,550
 04-01-18                               7.13            600,000(d)            585,000
Qwest
 Sr Unsecured
 03-15-12                               8.88          1,170,000             1,256,288
 10-01-14                               7.50          1,625,000             1,714,375
 06-15-15                               7.63          1,890,000             1,998,675
 05-01-16                               8.38          5,200,000             5,693,999
Time Warner Telecom Holdings
 02-15-14                               9.25          3,380,000             3,477,175
Valor Telecommunications Enterprises Finance
 02-15-15                               7.75          4,240,000             4,393,699
Windstream
 08-01-16                               8.63          4,945,000             5,074,805
 11-01-17                               7.88          3,800,000(d)          3,738,250
                                                                      ---------------
Total                                                                      49,643,745
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $653,162,124)                                                     $701,324,317
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (3.6%)(g)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CHEMICALS (0.7%)
Hexion Specialty Chemicals
 Tranche C-1B Term Loan
 05-05-15                               4.06%        $4,636,523            $4,389,629
Hexion Specialty Chemicals
 Tranche C-2B Term Loan
 05-05-15                               4.06            959,507               908,413
                                                                      ---------------
Total                                                                       5,298,042
-------------------------------------------------------------------------------------

ELECTRIC (0.8%)
Energy Future Holdings
 Tranche B3 Term Loan
 TBD                                     TBD          1,396,428(h,i)        1,135,869
 10-10-14                          3.73-3.75          5,984,694             4,868,010
                                                                      ---------------
Total                                                                       6,003,879
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
AMC Entertainment Holdings
 Pay-in-kind Term Loan
 06-13-12                               5.25            579,106(e)            535,673
-------------------------------------------------------------------------------------

GAMING (0.1%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.00            640,288(k)            611,411
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Line of Credit
 08-15-12                               9.00            236,850(k)            226,168
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.00            165,842(k)            158,363
                                                                      ---------------
Total                                                                         995,942
-------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Cequel Communications LLC
 Tranche A 2nd Lien Term Loan
 05-05-14                               4.75          2,955,000             2,883,903
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 2nd Lien Term Loan
 05-04-15                          6.00-6.02          7,880,000             7,418,468
-------------------------------------------------------------------------------------

WIRELINES (0.5%)
FairPoint Communications
 Tranche B Term Loan
 03-31-15                               5.00          1,786,883(b)          1,339,662
Level 3 Financing
 Tranche B Term Loan
 03-13-14                               1.15          2,500,000             2,701,575
                                                                      ---------------
Total                                                                       4,041,237
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $22,438,693)                                                       $27,177,144
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%                 506,123(l)           $506,123
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $506,123)                                                             $506,123
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (4.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     34,942,934           $34,942,934
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $34,942,934)                                                       $34,942,934
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $711,049,874)(n)                                                  $763,950,518
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2010, the value of foreign securities represented 6.31% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $273,162,922 or 36.43% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010.

(g) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) At Jan. 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,150,344. See Note 2 to the financial statements.

(i) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(j) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.


--------------------------------------------------------------------------------
18  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(k)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Jan. 31, 2010 was $995,942 representing 0.13% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07      $634,110
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition Line
       of Credit
       9.00% 2012                         03-02-07 thru 09-15-07       234,565
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.00% 2012                         03-02-07 thru 09-15-07       164,242


(l) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(m)  This position is in bankruptcy.

(n) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $711,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $54,318,000
     Unrealized depreciation                          (1,417,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $52,901,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
20  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                          $--      $701,324,317           $--      $701,324,317
---------------------------------------------------------------------------------------------
Total Bonds                              --       701,324,317            --       701,324,317
---------------------------------------------------------------------------------------------
Other
  Senior Loans
    Gaming                               --                --       995,942           995,942
    All Other Industries                 --        26,181,202            --        26,181,202
  Affiliated Money Market
    Fund(a)                         506,123                --            --           506,123
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(b)                      34,942,934                --            --        34,942,934
---------------------------------------------------------------------------------------------
Total Other                      35,449,057        26,181,202       995,942        62,626,201
---------------------------------------------------------------------------------------------
Total                           $35,449,057      $727,505,519      $995,942      $763,950,518
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                       RESIDENTIAL
                                     MORTGAGE-BACKED      SENIOR
                                        SECURITIES         LOANS         TOTAL
--------------------------------------------------------------------------------
Balance as of July 31, 2009               $94,118       $1,056,116    $1,150,234
  Accrued discounts/premiums                   25            2,121         2,146
  Realized gain (loss)                   (673,367)           1,801      (671,566)
  Change in unrealized
    appreciation (depreciation)*          695,625          111,332       806,957
  Net purchases (sales)                  (116,401)        (175,428)     (291,829)
  Transfers in and/or out of
    Level 3                                    --               --            --
--------------------------------------------------------------------------------
Balance as of Jan. 31, 2010                   $--         $995,942      $995,942
--------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $111,332, which is comprised of Senior Loans.



--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
22  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $675,600,817)             $728,501,461
  Affiliated money market fund (identified cost $506,123)               506,123
  Investments of cash collateral received for securities on loan
    (identified cost $34,942,934)                                    34,942,934
-------------------------------------------------------------------------------
Total investments in securities (identified cost $711,049,874)      763,950,518
Capital shares receivable                                             1,679,508
Dividends and accrued interest receivable                            14,447,352
Receivable for investment securities sold                            15,890,231
-------------------------------------------------------------------------------
Total assets                                                        795,967,609
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                     1,415,812
Capital shares payable                                                  938,721
Payable for investment securities purchased                           8,646,338
Payable upon return of securities loaned                             34,942,934
Accrued investment management services fees                              12,528
Accrued distribution fees                                                 5,852
Accrued transfer agency fees                                              2,046
Accrued administrative services fees                                      1,403
Accrued plan administration services fees                                     2
Other accrued expenses                                                   99,052
-------------------------------------------------------------------------------
Total liabilities                                                    46,064,688
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $749,902,921
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    788,783
Additional paid-in capital                                          695,511,591
Excess of distributions over net investment income                      (57,353)
Accumulated net realized gain (loss)                                    759,256
Unrealized appreciation (depreciation) on investments                52,900,644
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $749,902,921
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 34,237,900
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $486,952,177           51,229,628                       $9.51(1)
Class B                     $ 37,123,326            3,907,011                       $9.50
Class C                     $ 54,879,444            5,777,202                       $9.50
Class I                     $170,669,229           17,935,250                       $9.52
Class R4                    $    278,745               29,230                       $9.54
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $9.98. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  23

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                           $31,950,695
Income distributions from affiliated money market fund                  28,234
Income from securities lending -- net                                   37,913
------------------------------------------------------------------------------
Total income                                                        32,016,842
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  2,169,195
Distribution fees
  Class A                                                              565,808
  Class B                                                              181,644
  Class C                                                              225,851
Transfer agency fees
  Class A                                                              294,871
  Class B                                                               25,531
  Class C                                                               29,936
  Class R4                                                                  66
Administrative services fees                                           243,610
Plan administration services fees -- Class R4                              331
Compensation of board members                                           11,058
Custodian fees                                                          12,580
Printing and postage                                                    31,661
Registration fees                                                       59,298
Professional fees                                                       13,620
Other                                                                   24,706
------------------------------------------------------------------------------
Total expenses                                                       3,889,766
------------------------------------------------------------------------------
Investment income (loss) -- net                                     28,127,076
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   27,159,255
Net change in unrealized appreciation (depreciation) on
  investments                                                       12,196,008
------------------------------------------------------------------------------
Net gain (loss) on investments                                      39,355,263
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $67,482,339
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2010  JULY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $ 28,127,076   $ 28,849,030
Net realized gain (loss) on investments                                  27,159,255    (14,048,891)
Net change in unrealized appreciation (depreciation) on
  investments                                                            12,196,008     55,074,287
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          67,482,339     69,874,426
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (18,649,488)   (16,401,395)
    Class B                                                              (1,354,220)    (1,985,030)
    Class C                                                              (1,681,795)      (896,222)
    Class I                                                              (7,638,504)    (8,211,760)
    Class R4                                                                (11,013)       (11,328)
--------------------------------------------------------------------------------------------------
Total distributions                                                     (29,335,020)   (27,505,735)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        120,956,142    272,779,720
  Class B shares                                                          5,766,844     19,760,602
  Class C shares                                                         19,441,978     29,136,955
  Class I shares                                                         28,861,393    103,414,568
  Class R4 shares                                                             2,701        294,409
Reinvestment of distributions at net asset value
  Class A shares                                                         15,990,465     12,981,491
  Class B shares                                                          1,097,031      1,618,164
  Class C shares                                                          1,014,411        549,659
  Class I shares                                                          7,564,269      7,988,690
  Class R4 shares                                                            10,518         10,262
Conversions from Class B to Class A
  Class A shares                                                             16,256      5,481,395
  Class B shares                                                            (16,256)    (5,481,395)
Payments for redemptions
  Class A shares                                                        (76,282,319)   (51,928,727)
  Class B shares                                                         (5,733,992)    (8,372,175)
  Class C shares                                                         (3,062,254)    (1,570,387)
  Class I shares                                                        (33,649,108)   (35,685,916)
  Class R4 shares                                                            (1,292)      (187,496)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions        81,976,787    350,789,819
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 120,124,106    393,158,510
Net assets at beginning of period                                       629,778,815    236,620,305
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $749,902,921   $629,778,815
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $    (57,353)  $  1,150,591
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007        2006        2005
Net asset value, beginning of period                     $9.00           $9.34      $9.99      $10.10      $10.53      $10.30
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .37             .75        .69         .68         .64         .61
Net gains (losses) (both realized and
 unrealized)                                               .52            (.39)      (.54)       (.10)       (.30)        .35
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             .36        .15         .58         .34         .96
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.38)           (.70)      (.66)       (.69)       (.62)       (.61)
Distributions from realized gains                           --              --       (.14)         --        (.15)       (.12)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.38)           (.70)      (.80)       (.69)       (.77)       (.73)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.51           $9.00      $9.34       $9.99      $10.10      $10.53
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.06%           5.24%      1.30%       5.69%       3.49%       9.52%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.10%(b)        1.19%      1.16%       1.14%       1.14%       1.10%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.91%(b)        9.15%      7.00%       6.57%       6.25%       5.73%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $487            $402       $138        $177        $194        $197
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%             81%        75%        122%        130%        124%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007        2006        2005
Net asset value, beginning of period                     $9.00           $9.34      $9.98      $10.09      $10.53      $10.30
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .33             .68        .61         .60         .56         .53
Net gains (losses) (both realized and
 unrealized)                                               .51            (.38)      (.53)       (.10)       (.30)        .35
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .84             .30        .08         .50         .26         .88
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.34)           (.64)      (.58)       (.61)       (.55)       (.53)
Distributions from realized gains                           --              --       (.14)         --        (.15)       (.12)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.34)           (.64)      (.72)       (.61)       (.70)       (.65)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.50           $9.00      $9.34       $9.98      $10.09      $10.53
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.53%           4.44%       .64%       4.89%       2.60%       8.70%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.86%(b)        1.96%      1.92%       1.90%       1.90%       1.86%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.13%(b)        8.29%      6.22%       5.79%       5.46%       4.99%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $37             $34        $26         $43         $57         $79
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%             81%        75%        122%        130%        124%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007        2006        2005
Net asset value, beginning of period                     $9.00           $9.34      $9.98      $10.09      $10.53      $10.30
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .33             .68        .61         .60         .56         .53
Net gains (losses) (both realized and
 unrealized)                                               .51            (.38)      (.53)       (.10)       (.30)        .35
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .84             .30        .08         .50         .26         .88
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.34)           (.64)      (.58)       (.61)       (.55)       (.53)
Distributions from realized gains                           --              --       (.14)         --        (.15)       (.12)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.34)           (.64)      (.72)       (.61)       (.70)       (.65)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.50           $9.00      $9.34       $9.98      $10.09      $10.53
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             9.53%           4.43%       .64%       4.89%       2.60%       8.69%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                           1.85%(b)        1.91%      1.92%       1.90%       1.90%       1.86%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             7.09%(b)        8.36%      6.26%       5.80%       5.48%       4.98%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $55             $35         $4          $5          $6          $7
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%             81%        75%        122%        130%        124%
-----------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008        2007        2006        2005
Net asset value, beginning of period                     $9.01           $9.35      $10.00      $10.11      $10.55      $10.32
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .38             .78         .73         .72         .68         .65
Net gains (losses) (both realized and
 unrealized)                                               .53            (.38)       (.54)       (.10)       (.30)        .35
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .91             .40         .19         .62         .38        1.00
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.40)           (.74)       (.70)       (.73)       (.67)       (.65)
Distributions from realized gains                           --              --        (.14)         --        (.15)       (.12)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.40)           (.74)       (.84)       (.73)       (.82)       (.77)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.52           $9.01       $9.35      $10.00      $10.11      $10.55
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.25%           5.70%       1.72%       6.12%       3.81%       9.92%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Total expenses                                            .72%(b)         .78%        .75%        .74%        .74%        .74%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.29%(b)        9.63%       7.42%       6.96%       6.67%       6.15%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $171            $158         $68         $86         $93         $69
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%             81%         75%        122%        130%        124%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       ----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007        2006        2005
Net asset value, beginning of period                     $9.03           $9.37      $9.99      $10.10      $10.54      $10.31
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .37             .76        .73         .69         .66         .62
Net gains (losses) (both realized and
 unrealized)                                               .52            (.37)      (.53)       (.10)       (.31)        .36
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             .39        .20         .59         .35         .98
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.38)           (.73)      (.68)       (.70)       (.64)       (.63)
Distributions from realized gains                           --              --       (.14)         --        (.15)       (.12)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.38)           (.73)      (.82)       (.70)       (.79)       (.75)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.54           $9.03      $9.37       $9.99      $10.10      $10.54
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            10.08%           5.61%      1.90%       5.87%       3.57%       9.70%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.02%(b)        1.08%      1.05%       1.01%        .97%        .94%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.02%(b)         .88%       .76%        .98%        .97%        .94%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             8.00%(b)        9.28%      7.42%       6.67%       6.42%       5.91%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--         $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    43%             81%        75%        122%        130%        124%
-----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Income Opportunities Fund (the Fund) is a series of RiverSource Bond Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end investment management company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Jan. 31, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares.

Effective March 15, 2010, the Fund offers Class R5 shares to qualifying institutional investors. The shares are offered without a front-end sales charge or CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
32  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

ILLIQUID SECURITIES
At Jan. 31, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2010 was $995,942, representing 0.13% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2010, the Fund has outstanding when-issued securities of $3,099,532 and other forward-commitments of $1,050,812.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also

--------------------------------------------------------------------------------
34  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss). At Jan. 31, 2010, and for the six months then ended, the Fund had no outstanding credit default swap contracts in which the Fund was the purchaser of protection.

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection are disclosed in the Credit Default Swap Contracts Outstanding schedule following

--------------------------------------------------------------------------------
36  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




the Portfolio of Investments. At Jan. 31, 2010, and for the six months then ended, the Fund had no outstanding credit default swap contracts in which the Fund was the seller of protection.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.61% to 0.38% as the Fund's net assets increase. The management fee for the six months ended Jan. 31, 2010 was 0.61% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $1,371.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,610,000 and $279,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered

--------------------------------------------------------------------------------
38  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSC's, received by the Distributor for distributing Fund shares were $659,132 for Class A, $10,029 for Class B and $12,901 for Class C for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.14%
Class B..............................................  1.90
Class C..............................................  1.89
Class I..............................................  0.78
Class R4.............................................  1.08


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $387,175,253 and $295,658,834, respectively, for the six months ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                      13,060,590       34,033,477
Converted from Class B*                        1,737          609,129
Reinvested distributions                   1,711,917        1,588,748
Redeemed                                  (8,195,146)      (6,378,728)
----------------------------------------------------------------------
Net increase (decrease)                    6,579,098       29,852,626
----------------------------------------------------------------------

CLASS B
Sold                                         623,796        2,459,489
Reinvested distributions                     117,600          200,309
Converted to Class A*                         (1,737)        (609,129)
Redeemed                                    (615,624)      (1,040,434)
----------------------------------------------------------------------
Net increase (decrease)                      124,035        1,010,235
----------------------------------------------------------------------

CLASS C
Sold                                       2,095,900        3,611,241
Reinvested distributions                     108,551           66,573
Redeemed                                    (330,190)        (189,649)
----------------------------------------------------------------------
Net increase (decrease)                    1,874,261        3,488,165
----------------------------------------------------------------------

CLASS I
Sold                                       3,091,821       13,512,238
Reinvested distributions                     808,977          982,527
Redeemed                                  (3,524,153)      (4,257,549)
----------------------------------------------------------------------
Net increase (decrease)                      376,645       10,237,216
----------------------------------------------------------------------

CLASS R4
Sold                                             286           34,140
Reinvested distributions                       1,123            1,261
Redeemed                                        (139)         (22,657)
----------------------------------------------------------------------
Net increase (decrease)                        1,270           12,744
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government

--------------------------------------------------------------------------------
40  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $34,237,900 were on loan, secured by cash collateral of $34,942,934 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $37,913 earned from securities lending for the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $146,987,028 and $169,832,931, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
42  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



For federal income tax purposes, the Fund had a capital loss carry-over of $18,195,634 at July 31, 2009, that if not offset by capital gains will expire as follows:

   2016           2017
$1,946,556    $16,249,078


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $7,341,971 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).


--------------------------------------------------------------------------------
44  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the

--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE INCOME OPPORTUNITIES FUND -- 2010 SEMIANNUAL REPORT  47

RIVERSOURCE INCOME OPPORTUNITIES FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6277 H (4/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
INFLATION PROTECTED SECURITIES FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE INFLATION PROTECTED SECURITIES FUND SEEKS
TO PROVIDE SHAREHOLDERS WITH TOTAL RETURN THAT
EXCEEDS THE RATE OF INFLATION OVER THE LONG TERM.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   29

Proxy Voting.......................   47




--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Inflation Protected Securities Fund (the Fund) Class A shares increased 5.56% (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund underperformed its benchmark, the unmanaged Barclays Capital U.S.
  Government Inflation-Linked Bond Index, which rose 6.43% during the same period.

> The Fund also underperformed the Barclays Capital U.S. Treasury Inflation
  Notes Index which returned 6.50% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                      SINCE
                                                                    INCEPTION
                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/4/04
-----------------------------------------------------------------------------
RiverSource Inflation
  Protected Securities Fund
  Class A (excluding sales
  charge)                       +5.56%    +9.96%   +6.33%   +4.21%    +4.20%
-----------------------------------------------------------------------------
Barclays Capital U.S.
  Government
  Inflation-Linked Bond
  Index(1)
  (unmanaged)                   +6.43%   +11.32%   +7.20%   +4.96%    +4.99%
-----------------------------------------------------------------------------
Barclays Capital U.S.
  Treasury
  Inflation Notes Index(2)
  (unmanaged)                   +6.50%   +11.32%   +7.21%   +4.97%    +5.00%
-----------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

--------------------------------------------------------------------------------
2  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indexes do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Government Inflation-Linked Bond Index, an unmanaged index, measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Barclays Capital U.S. Treasury Inflation Notes Index, an unmanaged index, measures the performance of the inflation protected obligations of the U.S. Treasury. The index reflects reinvestment of all distributions and changes in market prices.

Effective May 1, 2009, the Barclays Capital U.S. Treasury Inflation Notes Index is replaced with the Barclays Capital U.S. Government Inflation-Linked Bond Index as the Fund's primary benchmark. The investment manager made this recommendation to the Fund's Board of Directors because the new index more closely aligns to the Fund's investment strategy. Information on both indices will be included for one-year transition period. In the future, however, only the Barclays Capital U.S. Government Inflation-Linked Bond Index will be included.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/4/04)                    +5.56%    +9.96%   +6.33%   +4.21%   +4.20%
--------------------------------------------------------------------------
Class B (inception
  3/4/04)                    +5.16%    +9.02%   +5.49%   +3.39%   +3.40%
--------------------------------------------------------------------------
Class C (inception
  3/4/04)                    +5.17%    +9.03%   +5.50%   +3.40%   +3.39%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +5.64%   +10.23%   +6.67%   +4.53%   +4.52%
--------------------------------------------------------------------------
Class R2 (inception
  8/3/09)                      N/A       N/A      N/A      N/A    +5.95%*
--------------------------------------------------------------------------
Class R4 (inception
  3/4/04)                    +5.59%    +9.94%   +6.43%   +4.33%   +4.33%
--------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +5.51%    +9.84%   +6.22%     N/A    +5.02%
--------------------------------------------------------------------------



                                                                   SINCE
With sales charge           6 MONTHS*  1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/4/04)                     +2.39%   +6.66%   +5.25%   +3.57%    +3.67%
--------------------------------------------------------------------------
Class B (inception
  3/4/04)                     +0.16%   +4.02%   +4.59%   +3.04%    +3.25%
--------------------------------------------------------------------------
Class C (inception
  3/4/04)                     +4.17%   +8.03%   +5.50%   +3.40%    +3.39%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R4, and Class W shares. Class I, Class R2 and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
           X              HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     8.9 years
--------------------------------------
Effective duration(2)        7.4 years
--------------------------------------
Weighted average bond
  rating(3)                        AAA
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

Principal risks associated with the RiverSource Inflation Protected Securities Fund include credit risk, diversification risk, inflation protected securities risk, and interest rate risk. See the Fund's prospectus for information on these and other risks associated with the Fund. Treasury Inflation Protected Securities (TIPS) are backed by the full faith and credit of the U.S. Government. The U.S. Government guarantee applies only to the underlying TIPS securities, and not the Fund itself.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

PORTFOLIO BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------

Asset-Backed                                2.3%
------------------------------------------------
Commercial Mortgage-Backed                  0.9%
------------------------------------------------
Foreign Government                          1.2%
------------------------------------------------
Residential Mortgage-Backed                 0.4%
------------------------------------------------
U.S. Government Obligations                94.9%
------------------------------------------------
Other(2)                                    0.3%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Jan. 31, 2010)
---------------------------------------------------------------------

AAA rating                                 96.7%
------------------------------------------------
AA rating                                   0.3%
------------------------------------------------
A rating                                    3.0%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.


--------------------------------------------------------------------------------
6  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                AUG. 1, 2009(a)  JAN. 31, 2010  THE PERIOD(b)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,055.60        $4.36           .85%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.69        $4.28           .85%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,051.60        $8.24          1.61%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.90        $8.10          1.61%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,051.70        $8.18          1.60%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.95        $8.05          1.60%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,056.40        $2.51           .49%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.49        $2.47           .49%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,059.50        $6.51          1.29%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,018.50        $6.49          1.29%
--------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,055.90        $4.05           .79%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.99        $3.98           .79%
--------------------------------------------------------------------------------------------

Class W
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $1,055.10        $4.82           .94%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.24        $4.73           .94%
--------------------------------------------------------------------------------------------


(a) The beginning account value for Class R2 is as of Aug. 3, 2009 (when shares of the class became publicly available) for actual expense calculations, and as of Aug. 1, 2009 for hypothetical expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Actual expenses for Class R2 are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the number of days in the period).


--------------------------------------------------------------------------------
8  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


(c) Based on the actual return for the six months ended Jan. 31, 2010: +5.56% for Class A, +5.16% for Class B, +5.17% for Class C, +5.64% for Class I, +5.59% for Class R4 and +5.51% for Class W.
(d) Based on the actual return for the period from Aug. 3, 2009 (when shares of the class became publicly available) to Jan. 31, 2010 of +5.95% for Class R2.


--------------------------------------------------------------------------------
    RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (98.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TREASURY (1.2%)
Mexican Fixed Rate Bonds
 (Mexican Peso) Series M-10
 12-17-15                            8.00%           99,440,000(c)         $7,840,558
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS (94.0%)
U.S. Treasury Inflation-Indexed Bond(b)
 04-15-10                            0.88             9,991,100(g)         10,027,184
 01-15-11                            3.50             6,214,350             6,473,278
 04-15-11                            2.38            28,335,320(g)         29,372,124
 04-15-12                            2.00            24,091,600(g)         25,327,007
 07-15-12                            3.00            15,640,170            16,937,022
 04-15-13                            0.63            18,421,380(g)         18,889,671
 07-15-13                            1.88            18,844,320            20,057,934
 01-15-14                            2.00            22,407,198            23,930,806
 04-15-14                            1.25            17,273,828(g)         18,013,884
 07-15-14                            2.00            30,984,660(g)         33,190,768
 01-15-15                            1.63            12,461,570(g)         13,097,541
 07-15-15                            1.88            23,910,365            25,483,671
 01-15-16                            2.00            31,519,040(g)         33,736,136
 07-15-16                            2.50            33,740,280(g)         37,249,773
 01-15-17                            2.38            24,204,347(g)         26,506,142
 07-15-17                            2.63             8,871,535             9,897,496
 01-15-18                            1.63            17,811,488(g)         18,531,270
 07-15-18                            1.38            20,062,600(g)         20,454,850
 01-15-19                            2.13            19,122,730(g)         20,623,292
 01-15-20                            1.38               250,080               255,722
 01-15-25                            2.38            36,722,560(g)         39,497,872
 01-15-26                            2.00            21,797,400            22,274,831
 01-15-27                            2.38            29,074,178(g)         31,128,122
 01-15-28                            1.75            25,813,750            25,185,028
 04-15-28                            3.63            11,595,518            14,549,084
 01-15-29                            2.50            30,074,472(g)         32,800,948
 04-15-29                            3.88            30,053,786            39,249,275
 04-15-32                            3.38             8,530,760(g)         10,728,938
                                                                      ---------------
Total                                                                     623,469,669
-------------------------------------------------------------------------------------

ASSET-BACKED (2.2%)
Carrington Mtge Loan Trust
 Series 2006-RFC1 Cl A2
 05-25-36                            0.33             3,363,862(e)          3,258,394
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB6 Cl A22
 07-25-36                            0.32             1,574,820(e)          1,539,707
Fremont Home Loan Trust
 Series 2005-A Cl M1
 01-25-35                            0.66               905,590(e)            900,471
Morgan Stanley Home Equity Loan Trust
 Series 2006-2 Cl A3
 02-25-36                            0.40             1,509,661(e)          1,355,764
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2006-NC1 Cl A6
 05-25-36                            0.28             1,880,854(e)          1,796,620
Target Credit Card Master Trust
 Series 2005-1 Cl A
 10-27-14                            0.29             6,109,000(e)          6,048,237
                                                                      ---------------
Total                                                                      14,899,193
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (0.9%)(f)
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                            5.44             3,750,000             3,473,898
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                            5.87             2,650,000             2,400,140
                                                                      ---------------
Total                                                                       5,874,038
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (0.4%)(f)
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 1A1
 06-26-47                            0.37               198,411(d,e)          194,505
Jefferies & Co
 Collateralized Mtge Obligation
 Series 2009-R10 Cl 2A1
 05-26-48                            0.32               276,106(d,e)          270,412


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-AR9 Cl A6
 08-25-34                            2.95%           $1,745,544(e)         $1,728,672
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2004-F Cl A3
 06-25-34                            4.72               443,822(e)            439,881
                                                                      ---------------
Total                                                                       2,633,470
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $629,577,208)                                                     $654,716,928
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%               2,223,981(h)         $2,223,981
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,223,981)                                                         $2,223,981
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (7.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     49,943,274           $49,943,274
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $49,943,274)                                                       $49,943,274
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $681,744,463)(i)                                                  $706,884,183
=====================================================================================




INVESTMENTS IN DERIVATIVES


At Jan. 31, 2010, $505,980 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                            NUMBER OF                                   UNREALIZED
                            CONTRACTS       NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)    MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
U.S. Long Bond, 20-year        (50)        $(5,940,625)  March 2010         $140,551
U.S. Treasury Note, 2-
  year                        (595)       (129,682,112)  April 2010          (57,343)
U.S. Treasury Note, 5-
  year                         373          43,439,931   April 2010           53,073
U.S. Treasury Note, 10-
  year                         (91)        (10,752,219)  March 2010         (120,986)
U.S. Ultra Bond, 30-
  year                          85          10,571,875   March 2010            7,799
------------------------------------------------------------------------------------
Total                                                                        $23,094
------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JAN. 31, 2010



                            CURRENCY TO    CURRENCY TO    UNREALIZED     UNREALIZED
EXCHANGE DATE              BE DELIVERED    BE RECEIVED   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------
Feb. 2, 2010                  2,183,446     28,517,990        $--            $(2,071)
                            U.S. Dollar   Mexican Peso





--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 1.18% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $464,917 or 0.07% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(h) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(i) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $681,744,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $25,323,000
     Unrealized depreciation                            (183,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $25,140,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
12  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  Foreign Government
    Obligations &
    Agencies                            $--        $7,840,558           $--        $7,840,558
  U.S. Government
    Obligations &
    Agencies                             --       623,469,669            --       623,469,669
  Asset-Backed Securities                --        14,899,193            --        14,899,193
  Commercial Mortgage-
    Backed Securities                    --         5,874,038            --         5,874,038
  Residential Mortgage-
    Backed Securities                    --         2,168,553       464,917         2,633,470
---------------------------------------------------------------------------------------------
Total Bonds                              --       654,252,011       464,917       654,716,928
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(a)                       2,223,981                --            --         2,223,981
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(b)                      49,943,274                --            --        49,943,274
---------------------------------------------------------------------------------------------
Total Other                      52,167,255                --            --        52,167,255
---------------------------------------------------------------------------------------------
Investments in Securities        52,167,255       654,252,011       464,917       706,884,183
Other Financial
  Instruments(c)                     23,094            (2,071)           --            21,023
---------------------------------------------------------------------------------------------
Total                           $52,190,349      $654,249,940      $464,917      $706,905,206
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


--------------------------------------------------------------------------------
14  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                     RESIDENTIAL
                                                   MORTGAGE-BACKED
                                                      SECURITIES
------------------------------------------------------------------
Balance as of July 31, 2009                           $3,128,884
  Accrued discounts/premiums                               2,923
  Realized gain (loss)                                   295,608
  Change in unrealized appreciation
    (depreciation)*                                      (88,577)
  Net purchases (sales)                               (2,873,921)
  Transfers in and/or out of Level 3                          --
------------------------------------------------------------------
Balance as of Jan. 31, 2010                             $464,917
------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $5,821.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $629,577,208)        $654,716,928
  Affiliated money market fund (identified cost $2,223,981)      2,223,981
  Investments of cash collateral received for securities on
    loan (identified cost $49,943,274)                          49,943,274
--------------------------------------------------------------------------
Total investments in securities (identified cost
  $681,744,463)                                                706,884,183
Foreign currency holdings (identified cost $217,826)               214,551
Capital shares receivable                                        1,731,505
Dividends and accrued interest receivable                        1,502,920
Receivable for investment securities sold                       35,882,358
Margin deposits on futures contracts                               505,980
--------------------------------------------------------------------------
Total assets                                                   746,721,497
--------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                  131,422
Capital shares payable                                           5,825,306
Payable for investment securities purchased                     27,389,926
Payable upon return of securities loaned                        49,943,274
Variation margin payable on futures contracts                      137,047
Unrealized depreciation on forward foreign currency
  contracts                                                          2,071
Accrued investment management services fees                          7,975
Accrued distribution fees                                            4,065
Accrued transfer agency fees                                         2,497
Accrued administrative services fees                                 1,247
Accrued plan administration services fees                               10
Other accrued expenses                                              63,239
--------------------------------------------------------------------------
Total liabilities                                               83,508,079
--------------------------------------------------------------------------
Net assets applicable to outstanding capital stock            $663,213,418
--------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                               $    652,390
Additional paid-in capital                                     665,191,315
Undistributed net investment income                              1,170,176
Accumulated net realized gain (loss)                           (28,960,419)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                    25,159,956
--------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                               $663,213,418
--------------------------------------------------------------------------
*Value of securities on loan                                  $122,950,465
--------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $274,737,649           27,021,072                      $10.17(1)
Class B                     $ 22,148,660            2,179,549                      $10.16
Class C                     $ 16,590,564            1,632,640                      $10.16
Class I                     $185,230,840           18,222,706                      $10.16
Class R2                    $  1,314,520              129,339                      $10.16
Class R4                    $     82,263                8,095                      $10.16
Class W                     $163,108,922           16,045,639                      $10.17
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $10.48. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                       12,250,396
Income distributions from affiliated money market fund             23,324
Income from securities lending -- net                              53,895
-------------------------------------------------------------------------
Total income                                                   12,327,615
-------------------------------------------------------------------------
Expenses:
Investment management services fees                             1,433,756
Distribution fees
  Class A                                                         322,123
  Class B                                                         116,058
  Class C                                                          72,234
  Class R2                                                          2,360
  Class W                                                         221,417
Transfer agency fees
  Class A                                                         210,200
  Class B                                                          19,977
  Class C                                                          12,021
  Class R2                                                            236
  Class R4                                                             19
  Class W                                                         177,134
Administrative services fees                                      224,271
Plan administration services fees
  Class R2                                                          1,180
  Class R4                                                             96
Compensation of board members                                       9,867
Custodian fees                                                      6,664
Printing and postage                                               46,530
Registration fees                                                  38,509
Licensing fees                                                        188
Professional fees                                                  12,436
Other                                                              19,314
-------------------------------------------------------------------------
Total expenses                                                  2,946,590
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                               (273,559)
-------------------------------------------------------------------------
Total net expenses                                              2,673,031
-------------------------------------------------------------------------
Investment income (loss) -- net                                 9,654,584
-------------------------------------------------------------------------



--------------------------------------------------------------------------------
18  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $ 6,324,051
  Foreign currency transactions                                     6,354
  Futures contracts                                            (2,183,063)
-------------------------------------------------------------------------
Net realized gain (loss) on investments                         4,147,342
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   21,607,550
-------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          25,754,892
-------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $35,409,476
-------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JAN. 31, 2010  JULY 31, 2009
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $  9,654,584  $     123,510
Net realized gain (loss) on investments                              4,147,342    (30,740,046)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                             21,607,550      8,857,226
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        35,409,476    (21,759,310)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (3,067,002)    (2,089,187)
    Class B                                                           (190,621)      (245,692)
    Class C                                                           (116,346)       (75,488)
    Class I                                                         (2,473,412)    (3,084,933)
    Class R2                                                            (8,538)           N/A
    Class R4                                                              (937)          (495)
    Class W                                                         (2,059,479)    (2,075,325)
  Net realized gain
    Class A                                                                 --     (2,429,338)
    Class B                                                                 --       (384,158)
    Class C                                                                 --       (116,755)
    Class I                                                                 --     (2,943,769)
    Class R4                                                                --           (699)
    Class W                                                                 --     (2,457,652)
  Tax return of capital
    Class A                                                                 --     (4,517,816)
    Class B                                                                 --       (535,014)
    Class C                                                                 --       (163,495)
    Class I                                                                 --     (6,775,926)
    Class R4                                                                --         (1,057)
    Class W                                                                 --     (4,512,821)
---------------------------------------------------------------------------------------------
Total distributions                                                 (7,916,335)   (32,409,620)
---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
20  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 JAN. 31, 2010  JULY 31, 2009
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $ 65,136,337  $ 147,588,444
  Class B shares                                                     2,102,173     13,693,466
  Class C shares                                                     7,171,649      6,597,228
  Class I shares                                                    30,569,202     66,562,491
  Class R2 shares                                                    1,565,920            N/A
  Class R4 shares                                                       12,544         60,791
  Class W shares                                                    11,196,585     50,423,595
Reinvestment of distributions at net asset value
  Class A shares                                                     3,001,873      8,582,620
  Class B shares                                                       191,073      1,094,545
  Class C shares                                                        93,979        263,624
  Class I shares                                                     2,563,288     12,832,104
  Class R2 shares                                                        2,597            N/A
  Class R4 shares                                                          834          1,842
  Class W shares                                                     2,159,992      9,043,564
  Conversions from Class B to Class A
  Class A shares                                                            24      5,564,815
  Class B shares                                                           (24)    (5,564,815)
Payments for redemptions
  Class A shares                                                   (47,767,050)  (127,463,509)
  Class B shares                                                    (5,763,848)   (18,249,694)
  Class C shares                                                    (2,531,696)    (5,628,169)
  Class I shares                                                   (41,644,863)  (273,667,831)
  Class R2 shares                                                     (301,357)           N/A
  Class R4 shares                                                      (15,282)       (24,921)
  Class W shares                                                   (47,646,055)  (107,669,447)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                     (19,902,105)  (215,959,257)
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              7,591,036   (270,128,187)
Net assets at beginning of period                                  655,622,382    925,750,569
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $663,213,418  $ 655,622,382
---------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                          $  1,170,176  $    (568,073)
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been reclassified to conform to the current presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006        2005
Net asset value, beginning of period                     $9.75           $10.27       $9.69      $9.71      $10.02       $9.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14              .00(a)      .59        .35         .47         .33
Net gains (losses) (both realized and
 unrealized)                                               .40             (.14)        .49        .04        (.33)        .21
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .54             (.14)       1.08        .39         .14         .54
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)            (.09)       (.50)      (.41)       (.42)       (.34)
Distributions from realized gains                           --             (.10)         --         --        (.03)         --
Tax return of capital                                       --             (.19)         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)            (.38)       (.50)      (.41)       (.45)       (.34)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.17            $9.75      $10.27      $9.69       $9.71      $10.02
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.56%           (1.24%)     11.24%      4.08%       1.53%       5.43%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .96%(c)          .93%        .93%       .98%        .96%       1.01%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .85%(c)          .85%        .84%       .84%        .84%        .84%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.86%(c)         (.02%)      5.74%      3.65%       4.71%       3.47%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $275             $244        $223        $66         $94         $86
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                108%             160%         59%        76%         58%         43%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006        2005
Net asset value, beginning of period                     $9.74           $10.26       $9.69      $9.70      $10.01       $9.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11             (.09)        .48        .26         .39         .25
Net gains (losses) (both realized and
 unrealized)                                               .40             (.12)        .51        .06        (.33)        .20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .51             (.21)        .99        .32         .06         .45
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.07)       (.42)      (.33)       (.34)       (.26)
Distributions from realized gains                           --             (.10)         --         --        (.03)         --
Tax return of capital                                       --             (.14)         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.31)       (.42)      (.33)       (.37)       (.26)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.16            $9.74      $10.26      $9.69       $9.70      $10.01
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.16%           (1.99%)     10.29%      3.40%        .73%       4.52%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.72%(c)         1.69%       1.69%      1.74%       1.71%       1.77%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.61%(c)         1.61%       1.60%      1.60%       1.62%       1.62%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.21%(c)         (.98%)      4.71%      2.68%       3.81%       2.80%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $22              $25         $36        $16         $34         $49
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                108%             160%         59%        76%         58%         43%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006        2005
Net asset value, beginning of period                     $9.74           $10.26       $9.69      $9.70      $10.01       $9.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10             (.08)        .54        .28         .39         .25
Net gains (losses) (both realized and
 unrealized)                                               .41             (.13)        .45        .04        (.33)        .20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .51             (.21)        .99        .32         .06         .45
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)            (.07)       (.42)      (.33)       (.34)       (.26)
Distributions from realized gains                           --             (.10)         --         --        (.03)         --
Tax return of capital                                       --             (.14)         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)            (.31)       (.42)      (.33)       (.37)       (.26)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.16            $9.74      $10.26      $9.69       $9.70      $10.01
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.17%           (1.98%)     10.30%      3.40%        .73%       4.51%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.72%(c)         1.68%       1.68%      1.74%       1.71%       1.76%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.60%(c)         1.60%       1.59%      1.60%       1.62%       1.62%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.02%(c)         (.79%)      5.25%      2.87%       3.79%       2.74%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $17              $11         $11         $2          $3          $4
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                108%             160%         59%        76%         58%         43%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006        2005
Net asset value, beginning of period                     $9.75           $10.27       $9.69      $9.71      $10.02       $9.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .17              .05         .54        .46         .50         .36
Net gains (losses) (both realized and
 unrealized)                                               .38             (.16)        .58       (.04)       (.33)        .20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .55             (.11)       1.12        .42         .17         .56
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)            (.10)       (.54)      (.44)       (.45)       (.36)
Distributions from realized gains                           --             (.10)         --         --        (.03)         --
Tax return of capital                                       --             (.21)         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.14)            (.41)       (.54)      (.44)       (.48)       (.36)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.16            $9.75      $10.27      $9.69       $9.71      $10.02
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.64%            (.90%)     11.65%      4.44%       1.84%       5.69%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .55%(c)          .54%        .56%       .58%        .58%        .65%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .49%(c)          .51%        .47%       .49%        .53%        .59%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.32%(c)          .48%       5.34%      4.75%       5.33%       3.82%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $185             $186        $402       $310        $148         $52
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                108%             160%         59%        76%         58%         43%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED
CLASS R2                                             JAN. 31, 2010
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.68(f)
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10
Net gains (losses) (both realized and
 unrealized)                                               .47
-------------------------------------------------------------------
Total from investment operations                           .57
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)
-------------------------------------------------------------------
Net asset value, end of period                          $10.16
-------------------------------------------------------------------
TOTAL RETURN                                             5.95%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.36%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.29%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.96%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1
-------------------------------------------------------------------
Portfolio turnover rate                                   108%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                       YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       -----------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008        2007       2006        2005
Net asset value, beginning of period                     $9.74           $10.26       $9.66      $9.70      $10.02       $9.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15             (.02)        .63        .33         .47         .35
Net gains (losses) (both realized and
 unrealized)                                               .40             (.10)        .49        .04        (.33)        .20
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .55             (.12)       1.12        .37         .14         .55
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)            (.09)       (.52)      (.41)       (.43)       (.35)
Distributions from realized gains                           --             (.10)         --         --        (.03)         --
Tax return of capital                                       --             (.21)         --         --          --          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.13)            (.40)       (.52)      (.41)       (.46)       (.35)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.16            $9.74      $10.26      $9.66       $9.70      $10.02
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.59%           (1.07%)     11.71%      3.92%       1.57%       5.58%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .85%(c)          .85%        .85%       .77%        .79%        .86%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .79%(c)          .69%        .51%       .69%        .69%        .69%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.93%(c)         (.20%)      6.11%      3.17%       6.20%       3.36%
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--         $--        $--          $2         $--
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                108%             160%         59%        76%         58%         43%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED            YEAR ENDED JULY 31,
CLASS W                                              JAN. 31, 2010       -------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009        2008       2007(g)
Net asset value, beginning of period                     $9.75           $10.27       $9.69       $9.82
--------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15             (.03)        .75         .33
Net gains (losses) (both realized and
 unrealized)                                               .39             (.12)        .32        (.25)
--------------------------------------------------------------------------------------------------------
Total from investment operations                           .54             (.15)       1.07         .08
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)            (.09)       (.49)       (.21)
Distributions from realized gains                           --             (.10)         --          --
Tax return of capital                                       --             (.18)         --          --
--------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)            (.37)       (.49)       (.21)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $10.17            $9.75      $10.27       $9.69
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.51%           (1.35%)     11.14%        .95%
--------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.00%(c)          .99%       1.00%       1.06%(c)
--------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .94%(c)          .96%        .92%        .93%(c)
--------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.93%(c)         (.28%)      7.28%       5.19%(c)
--------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $163             $190        $254         $--
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                                108%             160%         59%         76%
--------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the year ended July 31, 2009.
(f) For the period from Aug. 3, 2009 (when shares became publicly available) to Jan. 31, 2010.
(g) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Inflation Protected Securities Fund (the Fund) is a series of RiverSource Bond Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a non-diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2 and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2 shares became available effective Aug. 3, 2009.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares. At Jan. 31, 2010, the Investment Manager, RiverSource Life Insurance Company and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 28% of the total outstanding Fund shares.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Effective March 15, 2010, the Fund offers Class R5 shares to qualifying institutional investors. These shares are offered without a front-end sales charge or CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal

--------------------------------------------------------------------------------
30  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2010, foreign currency holdings were entirely comprised of Mexican pesos.

MORTGAGE DOLLAR ROLL TRANSACTIONS
The Fund enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to charges in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. At Jan. 31, 2010, the Fund had no outstanding mortgage dollar rolls.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation

--------------------------------------------------------------------------------
32  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. Inflation adjustments to the principal amount and cost basis of inflation-indexed securities are included in interest income.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure

--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair

--------------------------------------------------------------------------------
34  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                             ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     --------------------------------  -------------------------------------
                      STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE           AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION        FAIR VALUE        LOCATION       FAIR VALUE
--------------------------------------------------------------------------------------------
Foreign exchange                                       Unrealized
  contracts                                            depreciation on
                                                       forward foreign
                     N/A                         N/A   currency contracts     $(2,071)
--------------------------------------------------------------------------------------------
Interest rate        Net
  contracts          assets -- unrealized
                     appreciation on
                     investments             $23,094*  N/A                        N/A
--------------------------------------------------------------------------------------------
Total                                        $23,094                          $(2,071)
--------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JAN. 31, 2010


AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
------------------------------------------------------------------
Interest rate contracts                          $(2,183,063)
------------------------------------------------------------------
Total                                            $(2,183,063)
------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                             FUTURES
-----------------------------------------------------------------
Interest rate contracts                           $(187,406)
-----------------------------------------------------------------
Total                                             $(187,406)
-----------------------------------------------------------------




--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was $2.2 million at Jan. 31, 2010. The contract outstanding at Jan. 31, 2010 was the only forward foreign currency contract held during the six months ended Jan. 31, 2010.

FUTURES
The gross notional amount of long and short contracts outstanding was $54.0 million and $146.4 million, respectively, at Jan. 31, 2010. The monthly average gross notional amount for long and short contracts was $34.5 million and $69.6 million, respectively, for the six months ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.44% to 0.25% as the Fund's net assets increase. The management fee for the six months ended Jan. 31, 2010 was 0.44% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $1,529.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family


--------------------------------------------------------------------------------
36  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,139,000 and $128,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $137,198 for Class A, $3,160 for Class B and $1,512 for Class C for the six months ended Jan. 31, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.85%
Class B..............................................  1.61
Class C..............................................  1.60
Class I..............................................  0.49
Class R2.............................................  1.29
Class R4.............................................  0.79
Class W..............................................  0.94


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A............................................  $68,466
Class B............................................    6,167
Class C............................................    4,075


The management fees waived/reimbursed at the Fund level were $194,851.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.85%
Class B..............................................  1.61
Class C..............................................  1.60
Class I..............................................  0.49
Class R2.............................................  1.29
Class R4.............................................  0.79
Class W..............................................  0.94


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
38  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $704,777,581 and $761,111,716, respectively, for the six months ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                       6,503,049       15,757,348
Converted from Class B                             2               32
Reinvested distributions                     299,777          893,893
Redeemed                                  (4,773,117)     (13,374,273)
----------------------------------------------------------------------
Net increase (decrease)                    2,029,711        3,277,000
----------------------------------------------------------------------

CLASS B
Sold                                         209,837        1,391,505
Reinvested distributions                      19,124          114,052
Converted to Class A                              (2)             (32)
Redeemed                                    (578,106)      (2,486,368)
----------------------------------------------------------------------
Net increase (decrease)                     (349,147)        (980,843)
----------------------------------------------------------------------

CLASS C
Sold                                         724,911          675,930
Reinvested distributions                       9,390           27,454
Redeemed                                    (255,181)        (590,582)
----------------------------------------------------------------------
Net increase (decrease)                      479,120          112,802
----------------------------------------------------------------------

CLASS I
Sold                                       3,037,107        6,841,382
Reinvested distributions                     256,134        1,331,087
Redeemed                                  (4,174,890)     (28,233,490)
----------------------------------------------------------------------
Net increase (decrease)                     (881,649)     (20,061,021)
----------------------------------------------------------------------

CLASS R2
Sold                                         159,243              N/A
Reinvested distributions                         259              N/A
Redeemed                                     (30,163)             N/A
----------------------------------------------------------------------
Net increase (decrease)                      129,339              N/A
----------------------------------------------------------------------



--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS R4
Sold                                           1,262            6,478
Reinvested distributions                          83              193
Redeemed                                      (1,572)          (2,563)
----------------------------------------------------------------------
Net increase (decrease)                         (227)           4,108
----------------------------------------------------------------------

CLASS W
Sold                                       1,119,612        5,164,138
Reinvested distributions                     215,957          941,612
Redeemed                                  (4,765,494)     (11,348,206)
----------------------------------------------------------------------
Net increase (decrease)                   (3,429,925)      (5,242,456)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities valued at $122,950,465 were on loan, secured by U.S. government securities valued at $74,599,177 and by cash collateral of $49,943,274 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the

--------------------------------------------------------------------------------
40  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $53,895 earned from securities lending for the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $276,247,140 and $275,933,187, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal

--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $8,424,851 at July 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $20,280,292 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
42  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


11. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

INFLATION PROTECTED SECURITIES RISK
Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court

--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund

--------------------------------------------------------------------------------
44  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
   RIVERSOURCE INFLATION PROTECTED SECURITIES FUND -- 2010 SEMIANNUAL REPORT  47

RIVERSOURCE INFLATION PROTECTED SECURITIES FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6291 G (4/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
LIMITED DURATION BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2010


RIVERSOURCE LIMITED DURATION BOND FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A LEVEL OF CURRENT INCOME
CONSISTENT WITH PRESERVATION OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   17

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   21

Notes to Financial Statements......   27

Proxy Voting.......................   46




--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Limited Duration Bond Fund (the Fund) Class A shares gained 6.10%
  (excluding sales charge) for the six months ended Jan. 31, 2010.

> The Fund outperformed its primary benchmark, the Barclays Capital U.S. 1-5
  Year Credit Index, which advanced 5.12%.

> The Fund outperformed the Barclays Capital U.S. 1-5 Year Government Bond
  Index, which advanced 1.92%.

> The Fund outperformed the 4.06% increase of its Blended Index, a second benchmark comprised two-thirds of the Barclays Capital U.S. 1-5 Year Credit Index and one-third of the Barclays Capital U.S. 1-5 Year Government Bond Index.

> The Fund's peer group, as represented by the Lipper Short-Intermediate
  Investment Grade Debt Funds Index, increased 4.94% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                       SINCE
                                                                     INCEPTION
                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   6/19/03
------------------------------------------------------------------------------
RiverSource Limited Duration
  Bond Fund
  Class A (excluding sales
  charge)                        +6.10%   +16.20%   +4.87%   +3.96%    +3.48%
------------------------------------------------------------------------------
Barclays Capital U.S. 1-5
  Year Credit Index(1)
  (unmanaged)                    +5.12%   +12.92%   +6.37%   +5.06%    +4.24%
------------------------------------------------------------------------------
Barclays Capital U.S.
  Intermediate Aggregate Bond
  Index(2) (unmanaged)           +3.87%    +8.27%   +6.62%   +5.21%    +4.59%
------------------------------------------------------------------------------
Barclays Capital U.S. 1-5
  Year Government Bond
  Index(3) (unmanaged)           +1.92%    +2.56%   +5.99%   +4.71%    +3.76%
------------------------------------------------------------------------------
Blended Index(4) (unmanaged)     +4.06%    +9.42%   +6.27%   +4.96%    +4.10%
------------------------------------------------------------------------------
Lipper Short-Intermediate
  Investment Grade Debt Funds
  Index(5)                       +4.94%   +12.83%   +5.17%   +4.17%    +3.53%
------------------------------------------------------------------------------



* Not annualized.


--------------------------------------------------------------------------------
2  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 3.00% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. 1-5 Year Credit Index is an unmanaged index of dollar-denominated, non-convertible U.S. corporate fixed-income securities. The index also includes specified foreign fixed-income securities that meet its maturity, liquidity and quality requirements. Only publicly issued fixed-income securities with a remaining maturity from one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Barclays Capital U.S. Intermediate Aggregate Bond Index is an unmanaged index of intermediate duration fixed-income securities. The index reflects reinvestment of all distributions and changes in market prices.*
(3) The Barclays Capital U.S. 1-5 Year Government Bond Index is an unmanaged index of securities issued by the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate or foreign debt guaranteed by the U.S. government. Only publicly-issued debt instruments with a remaining maturity of one to five years are included. The index reflects reinvestment of all distributions and changes in market prices.
(4) The Blended Index consists of two-thirds Barclays Capital U.S. 1-5 Year Credit Index and one-third Barclays Capital U.S. 1-5 Year Government Bond Index. The Barclays Capital 1-5 Year U.S. Government Bond Index is shown in the table because it is a separate component of the Blended Index.
(5) The Lipper Short-Intermediate Investment Grade Debt Funds Index includes the 30 largest short-intermediate investment grade debt funds tracked by Lipper Inc. The index's returns include net reinvested dividends.
  * Effective April 21, 2009, the Barclays Capital U.S. 1-5 Year Credit Index replaced the Barclays Capital U.S. Intermediate Aggregate Bond Index as the Fund's primary benchmark. The Fund's investment manager made this change because the new index more closely aligns to the Fund's investment strategy. Information on both indexes will be included for a one year transition period. In the future, however, only the Barclays Capital U.S. 1-5 Year Credit Index will be included.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


  AVERAGE ANNUAL TOTAL RETURNS
  ------------------------------------------------------------------------------

AT JAN. 31, 2010
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/19/03)                   +6.10%   +16.20%   +4.87%   +3.96%    +3.48%
--------------------------------------------------------------------------
Class B (inception
  6/19/03)                   +5.70%   +15.46%   +4.12%   +3.19%    +2.71%
--------------------------------------------------------------------------
Class C (inception;
  6/19/03)                   +5.81%   +15.45%   +4.12%   +3.19%    +2.71%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +6.29%   +16.61%   +5.25%   +4.31%    +4.09%
--------------------------------------------------------------------------
Class R4 (inception
  6/19/03)                   +6.12%   +16.39%   +5.19%   +4.24%    +3.72%
--------------------------------------------------------------------------
Class W (inception
  12/1/06)                   +6.05%   +16.08%   +4.82%     N/A     +4.39%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  6/19/03)                   +2.91%   +12.72%   +3.81%   +3.33%    +3.01%
--------------------------------------------------------------------------
Class B (inception
  6/19/03)                   +0.70%   +10.46%   +3.19%   +2.84%    +2.71%
--------------------------------------------------------------------------
Class C (inception
  6/19/03)                   +4.81%   +14.45%   +4.12%   +3.19%    +2.71%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 3.00%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                          HIGH
   X                      MEDIUM   QUALITY
                          LOW



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)     3.9 years
--------------------------------------
Effective duration(2)        2.5 years
--------------------------------------
Weighted average bond
  rating(3)                        BBB
--------------------------------------





(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


PORTFOLIO BREAKDOWN(1) (at Jan. 31, 2010)
---------------------------------------------------------------------


Consumer Discretionary                      5.9%
------------------------------------------------
Consumer Staples                           15.4%
------------------------------------------------
Energy                                     15.1%
------------------------------------------------
Financials                                  1.9%
------------------------------------------------
Health Care                                 6.6%
------------------------------------------------
Industrials                                 7.8%
------------------------------------------------
Materials                                   4.5%
------------------------------------------------
Telecommunication                          14.1%
------------------------------------------------
U.S. Government Obligations & Agencies      0.9%
------------------------------------------------
Utilities                                  26.6%
------------------------------------------------
Other(2)                                    1.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN OF FIXED INCOME SECURITIES(1)
(at Jan. 31, 2010)
---------------------------------------------------------------------

AAA rating                                  0.9%
------------------------------------------------
A rating                                   10.4%
------------------------------------------------
BBB rating                                 73.4%
------------------------------------------------
BB rating                                  11.9%
------------------------------------------------
B rating                                    3.4%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.02% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
6  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2009  JAN. 31, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,061.00        $4.32           .84%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.74        $4.23           .84%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,057.00        $8.21          1.60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.95        $8.05          1.60%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,058.10        $8.16          1.59%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.00        $8.00          1.59%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,062.90        $2.52           .49%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.49        $2.47           .49%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,061.20        $4.06           .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.99        $3.98           .79%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,060.50        $4.78           .93%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.29        $4.68           .93%
------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2010: +6.10% for Class A, +5.70% for Class B, +5.81% for Class C, +6.29% for Class I, +6.12% for Class R4 and +6.05% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (97.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (0.9%)
U.S. Treasury
 12-15-12                             1.13%          $4,200,000(i)         $4,176,396
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (--%)(f)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                             0.00            3,373,469(b,e,g)             --
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.6%)
L-3 Communications
 07-15-13                             6.13            3,000,000             3,030,000
-------------------------------------------------------------------------------------

BANKING (1.8%)
Bank of America
 Sr Unsecured
 01-15-13                             4.88              800,000(i)            840,890
 05-15-14                             7.38            1,100,000(i)          1,246,782
Citigroup
 Sr Unsecured
 04-11-13                             5.50            3,000,000             3,151,154
Merrill Lynch & Co
 Sr Unsecured
 08-15-12                             6.05              800,000               864,346
Morgan Stanley
 Sr Unsecured
 01-26-15                             4.10            2,800,000             2,785,191
                                                                      ---------------
Total                                                                       8,888,363
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                             6.88              440,000(b,h)           96,800
-------------------------------------------------------------------------------------

CHEMICALS (2.8%)
Dow Capital
 06-01-10                             9.20            1,000,000(c)          1,018,587
Dow Chemical
 Sr Unsecured
 05-15-14                             7.60            9,100,000            10,469,832
INVISTA
 Sr Unsecured
 05-01-12                             9.25            1,000,000(d)          1,010,000
Nalco
 11-15-13                             8.88            1,000,000(i)          1,027,500
                                                                      ---------------
Total                                                                      13,525,919
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.5%)
United Rentals North America
 02-15-12                             6.50            2,250,000             2,250,000
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.6%)
Visant
 10-01-12                             7.63            2,990,000             3,004,950
-------------------------------------------------------------------------------------

ELECTRIC (21.6%)
Arizona Public Service
 Sr Unsecured
 10-15-11                             6.38            2,075,000             2,226,276
 03-01-12                             6.50            4,000,000             4,352,492
 06-30-14                             5.80            3,672,000             3,997,207
Cleveland Electric Illuminating
 Sr Unsecured
 12-15-13                             5.65            3,835,000             4,200,479
Consumers Energy
 1st Mtge
 03-15-15                             5.00            1,750,000             1,875,491
Consumers Energy
 1st Mtge Series D
 04-15-13                             5.38            2,206,000             2,409,115
Consumers Energy
 1st Mtge Series J
 02-15-14                             6.00              650,000               722,037
Dominion Resources
 Sr Unsecured Series F
 08-01-33                             5.25            8,369,000             8,919,505


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
DTE Energy
 Sr Unsecured
 05-15-14                             7.63%          $8,140,000            $9,391,404
Duke Energy
 Sr Unsecured
 02-01-14                             6.30            7,075,000             7,931,308
FirstEnergy
 Sr Unsecured Series B
 11-15-11                             6.45                6,000                 6,458
Indiana Michigan Power
 Sr Unsecured
 11-01-12                             6.38            2,500,000             2,780,638
IPALCO Enterprises
 Sr Secured
 11-14-11                             8.63            1,000,000             1,051,250
Metropolitan Edison
 Sr Unsecured
 03-15-13                             4.95            4,500,000             4,777,155
Nevada Power
 Series A
 06-01-11                             8.25              440,000               478,640
Nevada Power
 Series L
 01-15-15                             5.88            3,025,000             3,297,480
Nevada Power
 Series M
 03-15-16                             5.95              830,000               907,217
NiSource Finance
 03-01-13                             6.15           12,545,000            13,716,842
Ohio Edison
 Sr Unsecured
 05-01-15                             5.45            1,700,000             1,827,282
Ohio Power
 Sr Unsecured
 09-01-13                             5.75            1,200,000             1,310,316
Ohio Power
 Sr Unsecured Series H
 01-15-14                             4.85            5,980,000             6,341,758
Oncor Electric Delivery LLC
 Sr Secured
 05-01-12                             6.38            3,000,000             3,266,487
 01-15-15                             6.38            2,000,000             2,239,152
Potomac Electric Power
 1st Mtge
 04-15-14                             4.65            1,000,000             1,072,459
Progress Energy
 Sr Unsecured
 03-15-14                             6.05            2,160,000             2,386,109
Sierra Pacific Power
 09-01-13                             5.45            5,593,000(i)          6,070,474
Sierra Pacific Power
 Series M
 05-15-16                             6.00              558,000               611,054
TransAlta
 Sr Unsecured
 01-15-15                             4.75            6,000,000(c,i)        6,219,283
                                                                      ---------------
Total                                                                     104,385,368
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.7%)
Speedway Motorsports
 06-01-13                             6.75            3,480,000             3,436,500
-------------------------------------------------------------------------------------

ENVIRONMENTAL (1.2%)
Waste Management
 11-15-12                             6.38            2,538,000             2,811,599
 03-11-15                             6.38            2,710,000             3,064,487
                                                                      ---------------
Total                                                                       5,876,086
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (14.7%)
Anheuser-Busch InBev Worldwide
 01-15-14                             7.20           10,900,000(d)         12,464,914
Bacardi
 Sr Nts
 04-01-14                             7.45           10,380,000(c,d,i)     11,929,028
ConAgra Foods
 Sr Unsecured
 09-15-11                             6.75               20,000                21,717
 04-15-14                             5.88            4,500,000             4,976,780
Constellation Brands
 12-15-14                             8.38            2,000,000             2,140,000
Del Monte
 02-15-15                             6.75            2,000,000             2,045,000
Dr Pepper Snapple Group
 12-21-11                             1.70            3,000,000             3,009,115
 05-01-13                             6.12            9,075,000            10,134,025


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Kraft Foods
 Sr Unsecured
 02-11-13                             6.00%          $4,305,000            $4,674,403
 10-01-13                             5.25            7,000,000             7,525,903
SABMiller
 Sr Unsecured
 01-15-14                             5.70           10,955,000(c,d)       11,983,346
                                                                      ---------------
Total                                                                      70,904,231
-------------------------------------------------------------------------------------

GAS PIPELINES (4.8%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                             7.75            1,935,000             2,050,473
CenterPoint Energy Resources
 Sr Unsecured Series B
 04-01-13                             7.88            3,832,000             4,395,024
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                             6.80           11,787,000            13,404,708
El Paso
 Sr Unsecured
 06-15-12                             7.88            1,000,000             1,057,841
Northwest Pipeline
 Sr Unsecured
 06-15-16                             7.00              155,000               178,417
Transcontinental Gas Pipe Line LLC
 Sr Unsecured
 04-15-16                             6.40              436,000               486,236
Transcontinental Gas Pipe Line LLC
 Sr Unsecured Series B
 07-15-12                             8.88            1,340,000             1,539,373
                                                                      ---------------
Total                                                                      23,112,072
-------------------------------------------------------------------------------------

HEALTH CARE (4.6%)
Cardinal Health
 Sr Unsecured
 06-15-12                             5.65            1,775,000             1,911,772
 06-15-13                             5.50            3,010,000             3,252,257
CareFusion
 Sr Unsecured
 08-01-14                             5.13            5,000,000(d)          5,376,090
DaVita
 03-15-13                             6.63            3,300,000             3,308,250
Express Scripts
 06-15-14                             6.25            6,800,000             7,592,600
Omnicare
 12-15-13                             6.75            1,000,000               990,000
                                                                      ---------------
Total                                                                      22,430,969
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (1.9%)
UnitedHealth Group
 Sr Unsecured
 11-15-12                             5.50            2,400,000             2,603,830
WellPoint
 Sr Unsecured
 08-01-12                             6.80            3,200,000             3,562,249
 02-15-14                             6.00            2,535,000(i)          2,800,541
                                                                      ---------------
Total                                                                       8,966,620
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (11.9%)
Anadarko Petroleum
 Sr Unsecured
 03-15-14                             7.63           10,409,000            12,045,607
Canadian Natural Resources
 Sr Unsecured
 02-01-13                             5.15            2,450,000(c)          2,646,573
 08-15-16                             6.00            2,020,000(c)          2,220,511
Chesapeake Energy
 09-15-13                             7.50            2,800,000(i)          2,842,000
Denbury Resources
 04-01-13                             7.50            2,000,000             2,015,000
EnCana Holdings Finance
 05-01-14                             5.80              440,000(c)            489,513
EnCana
 Sr Unsecured
 10-15-13                             4.75            6,519,000(c)          7,005,422
Forest Oil
 02-15-14                             8.50            2,000,000             2,100,000
Newfield Exploration
 Sr Sub Nts
 09-01-14                             6.63              700,000               707,000
Newfield Exploration
 Sr Unsecured
 03-01-11                             7.63              680,000               713,150
Nexen
 Sr Unsecured
 11-20-13                             5.05            7,558,000(c,i)        8,132,390


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
PetroHawk Energy
 07-15-13                             9.13%          $2,000,000            $2,085,000
Woodside Finance
 11-10-14                             4.50            7,675,000(c,d)        7,873,259
XTO Energy
 Sr Unsecured
 04-15-13                             6.25            1,610,000             1,811,974
 06-15-13                             4.63              170,000               182,057
 04-01-16                             5.65            4,395,000             4,870,179
                                                                      ---------------
Total                                                                      57,739,635
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (2.3%)
Hess
 Sr Unsecured
 02-15-14                             7.00            4,505,000             5,146,047
Marathon Oil Canada
 05-01-12                             8.38               90,000(c)            101,978
PC Financial Partnership
 11-15-14                             5.00            1,650,000             1,764,956
Petro-Canada
 Sr Unsecured
 07-15-13                             4.00            4,000,000(c)          4,154,220
                                                                      ---------------
Total                                                                      11,167,201
-------------------------------------------------------------------------------------

MEDIA CABLE (5.2%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                             8.00            1,370,000(d)          1,431,650
Comcast Cable Communications Holdings
 03-15-13                             8.38            3,897,000             4,527,094
Comcast Holdings
 07-15-12                            10.63            1,000,000             1,192,162
DIRECTV Holdings LLC/Financing
 06-15-15                             6.38            3,000,000             3,108,750
DISH DBS
 10-01-11                             6.38              800,000               832,000
 10-01-14                             6.63              450,000               446,625
TCM Sub LLC
 01-15-15                             3.55           10,000,000(d)         10,041,505
Time Warner Cable
 07-01-13                             6.20            3,100,000             3,422,555
                                                                      ---------------
Total                                                                      25,002,341
-------------------------------------------------------------------------------------

MEDIA NON CABLE (3.6%)
News America Holdings
 02-01-13                             9.25            1,610,000             1,882,414
Rainbow Natl Services LLC
 09-01-12                             8.75            2,000,000(d)          2,040,000
Reed Elsevier Capital
 06-15-12                             4.63            1,530,000             1,622,141
 01-15-14                             7.75              810,000               938,434
RR Donnelley & Sons
 Sr Unsecured
 04-01-14                             4.95           10,700,000            10,775,253
                                                                      ---------------
Total                                                                      17,258,242
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.8%)
Weatherford Intl
 06-15-12                             5.95            1,600,000             1,745,110
 03-15-13                             5.15            1,805,000(c)          1,920,035
                                                                      ---------------
Total                                                                       3,665,145
-------------------------------------------------------------------------------------

PACKAGING (1.6%)
Ball
 12-15-12                             6.88            2,500,000             2,525,000
Crown Americas LLC/Capital
 11-15-13                             7.63              696,000(i)            717,750
Owens-Brockway Glass Container
 12-01-14                             6.75            1,750,000             1,767,500
Silgan Holdings
 Sr Sub Nts
 11-15-13                             6.75            2,800,000(i)          2,814,000
                                                                      ---------------
Total                                                                       7,824,250
-------------------------------------------------------------------------------------

RAILROADS (2.7%)
Canadian Pacific Railway
 Sr Unsecured
 05-15-13                             5.75            8,158,000(c)          8,875,692
CSX
 Sr Unsecured
 03-15-12                             6.30              115,000               124,983
 03-15-13                             5.75            2,130,000             2,323,408
 08-01-13                             5.50              200,000               216,978
Union Pacific
 Sr Unsecured
 01-31-13                             5.45            1,600,000             1,733,362
                                                                      ---------------
Total                                                                      13,274,423
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

TRANSPORTATION SERVICES (2.7%)
Erac USA Finance LLC
 01-15-11                             8.00%          $4,183,000(d)         $4,427,400
 10-15-12                             5.80            7,982,000(d,i)        8,560,839
                                                                      ---------------
Total                                                                      12,988,239
-------------------------------------------------------------------------------------

WIRELESS (3.3%)
Rogers Communications
 06-15-13                             6.25            4,990,000(c)          5,536,016
 03-01-14                             6.38            5,255,000(c)          5,886,230
Sprint Capital
 01-30-11                             7.63            3,500,000             3,548,125
 03-15-12                             8.38            1,000,000             1,017,500
                                                                      ---------------
Total                                                                      15,987,871
-------------------------------------------------------------------------------------

WIRELINES (7.1%)
Deutsche Telekom Intl Finance
 07-22-13                             5.25            3,000,000(c)          3,224,219
Embarq
 Sr Unsecured
 06-01-13                             6.74           10,155,000            11,172,450
Frontier Communications
 Sr Unsecured
 01-15-13                             6.25            2,500,000             2,525,000
Qwest Communications Intl
 02-15-11                             7.25            2,000,000             2,000,000
Qwest
 Sr Unsecured
 09-01-11                             7.88            5,100,000             5,342,250
Telecom Italia Capital
 11-15-13                             5.25            2,645,000(c)          2,825,053
Verizon New York
 Sr Unsecured Series A
 04-01-12                             6.88            4,030,000             4,430,739
Windstream
 08-01-13                             8.13            2,600,000             2,730,000
                                                                      ---------------
Total                                                                      34,249,711
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $453,644,024)                                                     $473,241,332
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.16%               5,608,494(j)         $5,608,494
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $5,608,494)                                                         $5,608,494
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (2.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     12,907,850           $12,907,850
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $12,907,850)                                                       $12,907,850
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $472,160,368)(k)                                                  $491,757,676
=====================================================================================




INVESTMENTS IN DERIVATIVES


At Jan. 31, 2010, $536,800 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2010



                             NUMBER OF                                   UNREALIZED
                             CONTRACTS       NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)    MARKET VALUE      DATE      (DEPRECIATION)
-------------------------------------------------------------------------------------
U.S. Treasury Note, 5-
  year                         (671)       $(78,145,291)  April 2010          $44,393





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 19.04% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $77,138,031 or 15.95% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  Negligible market value.

(h)  This position is in bankruptcy.

(i) At Jan. 31, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(j) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(k) At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $472,160,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $19,944,000
     Unrealized depreciation                            (346,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $19,598,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
14  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                FAIR VALUE AT JAN. 31, 2010
                             ----------------------------------------------------------------
                                  LEVEL 1           LEVEL 2
                               QUOTED PRICES         OTHER          LEVEL 3
                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Bonds
  U.S. Government
    Obligations &
    Agencies                     $4,176,396               $--         $--          $4,176,396
  Corporate Debt
    Securities                           --       469,064,936          --         469,064,936
---------------------------------------------------------------------------------------------
Total Bonds                       4,176,396       469,064,936          --         473,241,332
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(a)                       5,608,494                --          --           5,608,494
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(b)                      12,907,850                --          --          12,907,850
---------------------------------------------------------------------------------------------
Total Other                      18,516,344                --          --          18,516,344
---------------------------------------------------------------------------------------------
Investments in Securities        22,692,740       469,064,936          --         491,757,676
Other Financial
  Instruments(c)                     44,393                --          --              44,393
---------------------------------------------------------------------------------------------
Total                           $22,737,133      $469,064,936         $--        $491,802,069
---------------------------------------------------------------------------------------------


(a) Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.
(b) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
16  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $453,644,024)             $473,241,332
  Affiliated money market fund (identified cost $5,608,494)           5,608,494
  Investments of cash collateral received for securities on loan
    (identified cost $12,907,850)                                    12,907,850
-------------------------------------------------------------------------------
Total investments in securities (identified cost $472,160,368)      491,757,676
Capital shares receivable                                             3,814,457
Dividends and accrued interest receivable                             7,172,649
Receivable for investment securities sold                                   707
Margin deposits on futures contracts                                    536,800
-------------------------------------------------------------------------------
Total assets                                                        503,282,289
-------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                       420,700
Capital shares payable                                                  681,701
Payable for investment securities purchased                           5,507,440
Payable upon return of securities loaned                             12,907,850
Variation margin payable on futures contracts                           193,959
Accrued investment management services fees                               6,304
Accrued distribution fees                                                 3,441
Accrued transfer agency fees                                                962
Accrued administrative services fees                                        919
Accrued plan administration services fees                                     3
Other accrued expenses                                                   56,605
-------------------------------------------------------------------------------
Total liabilities                                                    19,779,884
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $483,502,405
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    492,774
Additional paid-in capital                                          476,223,301
Excess of distributions over net investment income                     (371,122)
Accumulated net realized gain (loss)                                (12,484,249)
Unrealized appreciation (depreciation) on investments                19,641,701
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $483,502,405
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 16,812,865
-------------------------------------------------------------------------------




--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES (continued) --------------------------------


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $308,050,529           31,396,469                       $9.81(1)
Class B                     $ 12,399,967            1,264,185                       $9.81
Class C                     $ 37,642,207            3,839,017                       $9.81
Class I                     $125,036,993           12,739,838                       $9.81
Class R4                    $    367,679               37,383                       $9.84
Class W                     $      5,030                  512                       $9.82
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $10.11. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 3.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Interest                                                             9,410,820
Income distributions from affiliated money market fund                  10,604
Income from securities lending -- net                                   12,217
  Less foreign taxes withheld                                          (20,041)
------------------------------------------------------------------------------
Total income                                                         9,413,600
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    901,610
Distribution fees
  Class A                                                              269,626
  Class B                                                               49,376
  Class C                                                              123,441
  Class W                                                                    6
Transfer agency fees
  Class A                                                              110,785
  Class B                                                                5,632
  Class C                                                               12,881
  Class R4                                                                  59
  Class W                                                                    5
Administrative services fees                                           131,485
Plan administration services fees -- Class R4                              294
Compensation of board members                                            6,061
Custodian fees                                                           4,504
Printing and postage                                                    13,825
Registration fees                                                       38,116
Professional fees                                                       10,555
Other                                                                   15,299
------------------------------------------------------------------------------
Total expenses                                                       1,693,560
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (201,064)
------------------------------------------------------------------------------
Total net expenses                                                   1,492,496
------------------------------------------------------------------------------
Investment income (loss) -- net                                      7,921,104
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              6,431,891
  Futures contracts                                                 (1,715,829)
  Swap transactions                                                      5,153
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              4,721,215
Net change in unrealized appreciation (depreciation) on
  investments                                                        9,465,292
------------------------------------------------------------------------------
Net gain (loss) on investments                                      14,186,507
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $22,107,611
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2010  JULY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  7,921,104   $  7,589,192
Net realized gain (loss) on investments                                   4,721,215    (14,131,736)
Net change in unrealized appreciation (depreciation) on
  investments                                                             9,465,292     17,495,988
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          22,107,611     10,953,444
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                              (5,007,339)    (2,661,613)
    Class B                                                                (191,921)      (241,340)
    Class C                                                                (476,633)       (76,814)
    Class I                                                              (3,112,315)    (4,380,054)
    Class R4                                                                 (5,425)        (1,429)
    Class W                                                                    (112)          (180)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (8,793,745)    (7,361,430)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                        216,620,443     74,404,925
  Class B shares                                                          6,008,563      3,942,615
  Class C shares                                                         27,975,603      8,136,627
  Class I shares                                                          9,640,486     43,243,213
  Class R4 shares                                                           266,741        103,601
Reinvestment of distributions at net asset value
  Class A shares                                                          4,368,032      2,280,728
  Class B shares                                                            179,536        221,988
  Class C shares                                                            296,469         57,556
  Class I shares                                                          3,105,514      4,306,395
  Class R4 shares                                                             4,974            951
Conversions from Class B to Class A
  Class A shares                                                                537      1,512,886
  Class B shares                                                               (537)    (1,512,886)
Payments for redemptions
  Class A shares                                                        (35,429,235)   (27,841,185)
  Class B shares                                                         (1,393,687)    (2,883,106)
  Class C shares                                                           (984,301)      (504,263)
  Class I shares                                                        (15,901,052)   (30,851,483)
  Class R4 shares                                                           (11,090)       (20,594)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       214,746,996     74,597,968
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 228,060,862     78,189,982
Net assets at beginning of period                                       255,441,543    177,251,561
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $483,502,405   $255,441,543
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $   (371,122)  $    501,519
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS A                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $9.46           $9.34      $9.58      $9.57      $9.79      $9.76
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20             .37        .43        .42        .37        .29
Net gains (losses) (both realized and
 unrealized)                                               .37             .10       (.27)       .02       (.21)       .04
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             .47        .16        .44        .16        .33
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)           (.35)      (.40)      (.43)      (.36)      (.30)
Distributions from realized gains                           --              --         --         --       (.02)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)           (.35)      (.40)      (.43)      (.38)      (.30)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81           $9.46      $9.34      $9.58      $9.57      $9.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             6.10%           5.39%      1.56%      4.63%      1.73%      3.35%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .95%(b)        1.06%      1.08%      1.11%      1.09%      1.05%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .84%(b)         .89%       .89%       .89%       .90%       .94%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.15%(b)        4.16%      4.45%      4.34%      3.80%      2.89%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $308            $115        $63        $62        $71        $83
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 42%            335%       218%       263%       328%       316%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS B                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $9.46           $9.34      $9.58      $9.57      $9.79      $9.76
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16             .30        .36        .34        .30        .21
Net gains (losses) (both realized and
 unrealized)                                               .38             .11       (.28)       .02       (.21)       .04
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .54             .41        .08        .36        .09        .25
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.19)           (.29)      (.32)      (.35)      (.29)      (.22)
Distributions from realized gains                           --              --         --         --       (.02)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.19)           (.29)      (.32)      (.35)      (.31)      (.22)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81           $9.46      $9.34      $9.58      $9.57      $9.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.70%           4.59%       .80%      3.84%      1.00%      2.56%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.71%(b)        1.82%      1.84%      1.87%      1.86%      1.82%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.60%(b)        1.65%      1.65%      1.65%      1.66%      1.70%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.43%(b)        3.37%      3.69%      3.57%      3.02%      2.17%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $12              $7         $7        $10        $15        $25
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 42%            335%       218%       263%       328%       316%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
22  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS C                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $9.45           $9.34      $9.57      $9.56      $9.79      $9.75
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16             .31        .36        .35        .30        .21
Net gains (losses) (both realized and
 unrealized)                                               .38             .09       (.27)       .01       (.22)       .05
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .54             .40        .09        .36        .08        .26
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.18)           (.29)      (.32)      (.35)      (.29)      (.22)
Distributions from realized gains                           --              --         --         --       (.02)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.18)           (.29)      (.32)      (.35)      (.31)      (.22)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81           $9.45      $9.34      $9.57      $9.56      $9.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.81%           4.48%       .91%      3.84%       .89%      2.67%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.69%(b)        1.82%      1.83%      1.86%      1.86%      1.81%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.59%(b)        1.64%      1.64%      1.64%      1.67%      1.70%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.34%(b)        3.44%      3.71%      3.59%      3.07%      2.14%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $38              $9         $2         $2         $2         $2
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 42%            335%       218%       263%       328%       316%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS I                                              JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $9.46           $9.35      $9.58      $9.57      $9.79      $9.76
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .22             .41        .46        .45        .40        .32
Net gains (losses) (both realized and
 unrealized)                                               .37             .09       (.26)       .02       (.21)       .03
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .59             .50        .20        .47        .19        .35
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.24)           (.39)      (.43)      (.46)      (.39)      (.32)
Distributions from realized gains                           --              --         --         --       (.02)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.24)           (.39)      (.43)      (.46)      (.41)      (.32)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.81           $9.46      $9.35      $9.58      $9.57      $9.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             6.29%           5.66%      2.04%      4.99%      2.03%      3.62%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .60%(b)         .66%       .67%       .70%       .69%       .73%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .49%(b)         .53%       .52%       .54%       .58%       .68%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.57%(b)        4.50%      4.83%      4.70%      4.17%      3.27%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $125            $124       $106        $79        $66        $70
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 42%            335%       218%       263%       328%       316%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
24  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                     YEAR ENDED JULY 31,
CLASS R4                                             JAN. 31, 2010       -------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008       2007       2006       2005
Net asset value, beginning of period                     $9.49           $9.37      $9.58      $9.57      $9.79      $9.75
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20             .44        .47        .43        .38        .30
Net gains (losses) (both realized and
 unrealized)                                               .37             .06       (.26)       .02       (.21)       .05
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             .50        .21        .45        .17        .35
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)           (.38)      (.42)      (.44)      (.37)      (.31)
Distributions from realized gains                           --              --         --         --       (.02)        --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.22)           (.38)      (.42)      (.44)      (.39)      (.31)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.84           $9.49      $9.37      $9.58      $9.57      $9.79
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             6.12%           5.64%      2.14%      4.82%      1.88%      3.62%
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .89%(b)         .97%       .98%       .98%       .92%       .95%
--------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .79%(b)         .74%       .51%       .73%       .74%       .77%
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.20%(b)        4.81%      4.84%      4.48%      3.91%      3.22%
--------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--        $--        $--        $--
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 42%            335%       218%       263%       328%       316%
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED           YEAR ENDED JULY 31,
CLASS W                                              JAN. 31, 2010       -----------------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008      2007(e)
Net asset value, beginning of period                     $9.47           $9.36      $9.58       $9.76
------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20             .36        .47         .27
Net gains (losses) (both realized and
 unrealized)                                               .37             .10       (.30)       (.18)
------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             .46        .17         .09
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.22)           (.35)      (.39)       (.27)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.82           $9.47      $9.36       $9.58
------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             6.05%           5.19%      1.68%       1.00%
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.06%(b)        1.09%      1.14%       1.12%(b)
------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .93%(b)         .97%       .97%        .97%(b)
------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.14%(b)        4.03%      4.50%       4.34%(b)
------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--             $--        $--         $--
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                                 42%            335%       218%        263%
------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 220% and 124% for the years ended July 31, 2009 and 2008, respectively.
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JAN. 31, 2010)

1. ORGANIZATION

RiverSource Limited Duration Bond Fund (the Fund) is a series of RiverSource Bond Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in bonds and other debt securities with short-and intermediate-term maturities. The Fund will primarily invest in corporate bonds, securities issued by the U.S. government, and mortgage-and asset-backed securities.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2010, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares and the Investment Manager owned 100% of Class W shares. At Jan. 31, 2010, the Investment Manager, RiverSource Life Insurance Company and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 26% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations

--------------------------------------------------------------------------------
28  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Jan. 31, 2010, the Fund had no outstanding forward-commitments.

The Fund also enters into transactions to sell purchase commitments to third parties at current market values and concurrently acquires other purchase commitments for similar securities at later dates. As an inducement for the Fund to "roll over" its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. The Fund did not enter into any mortgage dollar roll transactions during the six months ended Jan. 31, 2010.

FORWARD SALE COMMITMENTS
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. At Jan. 31, 2010, the Fund had no outstanding forward sale commitments.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their

--------------------------------------------------------------------------------
30  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


--------------------------------------------------------------------------------
32  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



CREDIT DEFAULT SWAP TRANSACTIONS
The Fund may enter into credit default swap transactions to increase or decrease its credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Fund will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss). At Jan. 31, 2010, the Fund had no outstanding credit default swap contracts in which the Fund was the purchaser of protection.

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Fund is the seller of protection are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Fund is the seller of protection are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. At Jan. 31, 2010, the Fund had no outstanding credit default swap contracts in which the Fund was the seller of protection.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.


--------------------------------------------------------------------------------
34  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JAN. 31, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Interest rate        Net
  contracts          assets -- unrealiz-
                     ed appreciation on
                     investments            $44,393*          N/A              N/A
-------------------------------------------------------------------------------------------
Total                                       $44,393                            N/A
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JAN. 31, 2010


     AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                 FUTURES     SWAPS     TOTAL
---------------------------------------------------------------------------
Credit contracts                     $        --  $5,153  $     5,153
---------------------------------------------------------------------------
Interest rate contracts               (1,715,829)     --  $(1,715,829)
---------------------------------------------------------------------------
Total                                $(1,715,829) $5,153  $(1,710,676)
---------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                           RECOGNIZED IN INCOME
-------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                   FUTURES   SWAPS     TOTAL
-------------------------------------------------------------------------
Credit contracts                        $     --  $(8,895) $ (8,895)
-------------------------------------------------------------------------
Interest rate contracts                  216,199       --  $216,199
-------------------------------------------------------------------------
Total                                   $216,199  $(8,895) $207,304
-------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was $78.1 million at Jan. 31, 2010. The monthly average gross notional contract amount for these contracts was $51.0 million for the six months ended Jan. 31, 2010. The fair value of such contracts on Jan. 31, 2010 is set forth in the table above.

SWAPS
At Jan. 31, 2010, the Fund had no outstanding swap contracts. The monthly average gross notional amount for these contracts was $100,000 for the six months ended Jan. 31, 2010.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.48% to 0.29% as the Fund's net assets increase. The management fee for the six months ended Jan. 31, 2010 was 0.48% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The fee for the six months ended Jan. 31, 2010 was 0.07% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2010, other expenses paid to this company were $434.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The

--------------------------------------------------------------------------------
36  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $542,000 and $267,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $626,005 for Class A, $1,819 for Class B and $2,885 for Class C for the six months ended Jan. 31, 2010.

Expenses waived/reimbursed by the Investment Manager and its affiliates

For the six months ended Jan. 31, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were as follows:

Class A..............................................  0.84%
Class B..............................................  1.60
Class C..............................................  1.59
Class I..............................................  0.49
Class R4.............................................  0.79
Class W..............................................  0.93




--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The management fees waived/reimbursed at the Fund level were $201,064.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Sept. 30, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  0.85%
Class B..............................................  1.61
Class C..............................................  1.60
Class I..............................................  0.49
Class R4.............................................  0.79
Class W..............................................  0.94


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $364,595,131 and $153,512,974, respectively, for the six months ended Jan. 31, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS A
Sold                                      22,456,810        8,133,222
Converted from Class B*                           55          159,953
Reinvested distributions                     450,531          252,680
Redeemed                                  (3,658,832)      (3,105,368)
----------------------------------------------------------------------
Net increase (decrease)                   19,248,564        5,440,487

----------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                       SIX MONTHS ENDED    YEAR ENDED
                                         JAN. 31, 2010   JULY 31, 2009
----------------------------------------------------------------------
CLASS B
Sold                                         622,818          436,504
Reinvested distributions                      18,541           24,638
Converted to Class A*                            (55)        (159,955)
Redeemed                                    (144,314)        (320,832)
----------------------------------------------------------------------
Net increase (decrease)                      496,990          (19,645)
----------------------------------------------------------------------

CLASS C
Sold                                       2,906,129          882,968
Reinvested distributions                      30,560            6,353
Redeemed                                    (101,772)         (56,588)
----------------------------------------------------------------------
Net increase (decrease)                    2,834,917          832,733
----------------------------------------------------------------------

CLASS I
Sold                                         993,930        4,723,101
Reinvested distributions                     320,949          477,620
Redeemed                                  (1,639,330)      (3,433,341)
----------------------------------------------------------------------
Net increase (decrease)                     (324,451)       1,767,380
----------------------------------------------------------------------

CLASS R4
Sold                                          27,612           11,470
Reinvested distributions                         512              102
Redeemed                                      (1,143)          (2,170)
----------------------------------------------------------------------
Net increase (decrease)                       26,981            9,402
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2010, securities

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



valued at $16,812,865 were on loan, secured by U.S. government securities valued at $4,204,657 and by cash collateral of $12,907,850 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $12,217 earned from securities lending from the six months ended Jan. 31, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $144,522,795 and $146,107,114, respectively, for the six months ended Jan. 31, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the

--------------------------------------------------------------------------------
40  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $3,032,359 at July 31, 2009, that if not offset by capital gains will expire as follows:

2015            2017
$2,206,552    $825,807




--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At July 31, 2009, the Fund had a post-October loss of $14,219,399 that is treated for income tax purposes as occurring on Aug. 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary

--------------------------------------------------------------------------------
42  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino

--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



(collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An

--------------------------------------------------------------------------------
44  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
            RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT  45

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
46  RIVERSOURCE LIMITED DURATION BOND FUND -- 2010 SEMIANNUAL REPORT

RIVERSOURCE LIMITED DURATION BOND FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6276 H (4/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)      The complete schedule of investments is included in Item 1 of this Form
         N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Bond Series, Inc.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date April 6, 2010